UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-04997

Exact name of registrant as specified in charter: Delaware Group® Equity Funds V

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: November 30, 2010

Item 1. Reports to Stockholders

Annual report Delaware Dividend Income Fund November 30, 2010 Value equity mutual fund
This annual report is for the information of Delaware Dividend Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Dividend Income Fund.

The figures in the annual report for Delaware Dividend Income Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Dividend Income Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Dividend Income Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Dividend Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type and top 10 equity holdings	10
Statement of net assets	13
Statement of operations	34
Statements of changes in net assets	36
Financial highlights	38
Notes to financial statements	48
Report of independent registered
public accounting firm	62
Other Fund information	63
Board of trustees/directors and
officers addendum	64
About the organization	74

Unless otherwise noted, views expressed herein are current as of Nov. 30, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Dividend Income Fund	December 7, 2010

Performance preview (for the year ended November 30, 2010)
Delaware Dividend Income Fund (Class A shares)	1-year return	+11.91%
S&P 500 Index (benchmark)	1-year return	+9.94%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Dividend Income Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Dividend Income Fund returned +11.91% at net asset value and +5.48% at maximum offer price (both figures reflect all distributions reinvested) for the fiscal year ended Nov. 30, 2010. During the same period, the Fund’s benchmark, the all-equity S&P 500 Index, returned +9.94%. Complete annualized performance information for the Fund is shown in the table on page 4.

Favorable market results despite sovereign debt concerns

The S&P 500 Index, often used as a measure of the broad U.S. stock market, experienced uneven performance during the past 12 months. Nonetheless, as noted above, it posted a net gain of nearly 10% during the Fund’s fiscal year.

Equity market volatility was precipitated by mounting fears about debt levels in European countries with big financial challenges. The first concerns began in Greece in January 2010, as many investors became worried about the ability of the heavily indebted country to repay its financial obligations. Although the market resumed its upward momentum in early February, an even steeper decline in stock prices began in late April. The drop accelerated throughout the rest of the spring, as fears about Greece’s financial situation increased and many investors began to question whether the problems could spread to other economically troubled European nations with outsized debt levels, such as Portugal, Italy, Ireland, and Spain. The European Union and International Monetary Fund eventually came to the Greek government’s rescue, with a € 110 billion euro (approximately $140 billion) loan package designed to keep the government afloat while it implements a series of austerity programs.

Other factors also dampened financial markets during this time, including new economic data from the United States indicating an increased potential for a stalled recovery, and the Chinese government’s efforts to slow the pace of the country’s fast-growing economy.

Beginning in early summer of 2010, equities bounced back, enjoying strong gains that extended into early November, as fears about a return to recession in the U.S. eased and as confidence in the strength of European banks grew. In the final month of the Fund’s fiscal year, however, financial markets encountered renewed difficulties, with Ireland’s government appearing to be on the brink of bankruptcy. European monetary policymakers implemented emergency rescue measures in an effort to stave off the so-called “contagion” effect (the spread of financial strain to other challenged economies in the region).

Portfolio management review
Delaware Dividend Income Fund

Fixed income assets saw a generally positive backdrop during the past 12 months. Bonds were a key beneficiary of the U.S. Federal Reserve’s efforts to stimulate economic growth by keeping interest rates down. The Fed sought to accomplish this goal through several rounds of quantitative easing, in which the U.S. central bank bought debt securities in order to lower the cost of credit for issuers and boost the price performance of their securities.

Real estate investment trusts (REITs) also experienced a highly supportive environment during the fiscal year, as credit was widely available and grew less expensive as the year went on. REITs often finance real estate projects through debt, and when credit is affordable it can provide the issuing companies with increased financial flexibility. Overall, REITs, as measured by the FTSE NAREIT Equity REITs Index, rose more than 30% during the Fund’s fiscal year.

Meanwhile, low interest rates led to healthy results for high yield securities, as many investors seemed willing to take on additional credit risk in exchange for higher levels of income. As such, credit spreads — which measure a fixed-income asset class’ perceived level of risk — narrowed throughout most of the Fund’s fiscal year, extending the trend of the past several years (source for changes in spreads: Barclays Capital).

Fund positioning: An emphasis on credit

The Fund’s primary investment objective is to seek high current income, together with the potential for capital appreciation. In managing the Fund, we pursue these goals by investing broadly in a range of income-generating securities. These include “core” fixed income holdings (such as Treasury and agency securities), as well as investment grade and high yield corporate bonds, convertible bonds, REITs, and large-cap value stocks.

With several notable exceptions, the Fund’s positioning remained relatively stable throughout the fiscal year. As the fiscal year began, the Fund had a modest overweighting in credit-oriented investments. Credit exposure is most obvious in the fixed income asset class, but it also runs through a variety of other asset classes, including convertible bonds and REITs.

For much of the Fund’s fiscal year, we felt that credit-oriented investments had good total-return characteristics, and emphasized high yield bonds in particular. We favored these securities for their attractive yields and because we felt that high yield bonds could be supported by increasingly favorable economic conditions. We also looked to REITs (though to a lesser extent). Over time, however, as REITs gained in value and as we anticipated less-favorable credit costs going forward, we were more cautious about adding to the Fund’s holdings in this asset class. In fact, the Fund’s REIT weighting declined from about 7% of the portfolio at the beginning of the fiscal year to less than 5% at period end.

At the same time, we generally maintained sizable positions in investments nearer the top of issuers’ capital structures. In light of macroeconomic risks such as European sovereign debt troubles and the potential for higher interest rates down the road, we felt it would be prudent to own defensive income-oriented investments that would likely be among the first to be paid back if the issuers encountered financial problems. This approach enabled us to capture relatively attractive yields while maintaining greater downside protection than if we were investing in more-junior securities.

Our emphasis on credit was helpful for the Fund’s performance until late in its fiscal year. When the Fed announced its second round of quantitative easing in October 2010, equity investors generally became more optimistic, and equities began outperforming (source for asset class performance: Bloomberg). The Fund’s allocation to stocks was less than its combined allocation to high yield bonds and other more credit-sensitive investments, so this reduced weighting hindered the Fund’s relative performance. In addition, we maintained our considerable weight in high yield bonds; in hindsight, this positioning was too defensive and didn’t allow the Fund to take full advantage of the equity market rally.

Within the Fund’s domestic equity holdings, we saw good results from a position in chemical and materials company E.I. du Pont de Nemours (DuPont), which benefited from an improving economic outlook. Other helpful performers included National Oilwell Varco, a maker of oil-production equipment, and Xerox, a business document management company. In contrast, three noteworthy detractors all came from the relatively defensive healthcare sector — laboratory testing company Quest Diagnostics and pharmaceutical makers Pfizer and Merck — which lagged the overall market as investors looked increasingly to faster-growing opportunities.

Of final note, we added to the Fund’s exposure to international equities because we felt it prudent to add exposure to markets outside the U.S. that we believe are offering better future growth potential. Overall, the Fund’s exposure to international equities was still quite restrained, however.

A recent shift toward equities

As the Fund’s fiscal year closed, we were gradually seeing more investment opportunities in stocks, so we began shifting the portfolio holdings in that direction. The U.S. economy appeared to be slowly growing and, following a long run, credit-oriented securities began giving back some of their gains. In this environment, we began favoring shares of large-cap companies with good cash flow and lower debt levels, because they are less credit sensitive and we feel they could benefit from an improving economy.

Performance summary
Delaware Dividend Income Fund	November 30, 2010

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Fund performance	Average annual total returns through Nov. 30, 2010
	1 year	5 years	10 years	Lifetime
Class A (Est. Dec. 2, 1996)
Excluding sales charge	+11.91%	+2.90%	+5.64%	n/a
Including sales charge	+5.48%	+1.69%	+5.01%	n/a
Class B (Est. Oct. 1, 2003)
Excluding sales charge	+11.06%	+2.14%	n/a	+3.99%
Including sales charge	+7.06%	+1.78%	n/a	+3.99%
Class C (Est. Oct. 1, 2003)
Excluding sales charge	+11.06%	+2.14%	n/a	+3.99%
Including sales charge	+10.06%	+2.14%	n/a	+3.99%
Class R (Est. Oct. 1, 2003)
Excluding sales charge	+11.60%	+2.66%	n/a	+4.49%
Including sales charge	+11.60%	+2.66%	n/a	+4.49%
Institutional Class (Est. Dec. 2, 1996)
Excluding sales charge	+12.24%	+3.17%	+5.83%	n/a
Including sales charge	+12.24%	+3.17%	+5.83%	n/a

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for certain classes during the periods shown in the “Fund performance” chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expense ratios” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 4 through 6.) Performance would have been lower had the expense limitations not been in effect.

The Fund offers Class A, B, C, R, and Institutional Class shares.

Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from March 30, 2010, through March 30, 2011.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from March 30, 2010, through March 30, 2011.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” chart. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees (excluding any 12b-1 fees and certain other expenses) in order to prevent total fund operating expenses from exceeding 1.07% of the Fund’s average daily net assets from March 30, 2010, through March 30, 2011. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.36%	2.06%	2.06%	1.66%	1.06%
(without fee waivers)
Net expenses	1.31%	2.06%	2.06%	1.56%	1.06%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

Performance summary
Delaware Dividend Income Fund

Performance of a $10,000 investment
Average annual total returns from Nov. 30, 2000, through Nov. 30, 2010

For period beginning Nov. 30, 2000, through Nov. 30, 2010	Starting value	Ending value
Delaware Dividend Income Fund — Class A shares	$9,425	$16,315
S&P 500 Index	$10,000	$10,838

The chart assumes $10,000 invested in the Fund on Nov. 30, 2000, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 4 through 6.

The chart also assumes $10,000 invested in the S&P 500 Index as of Nov. 30, 2000.

The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes shareholders would pay on Fund distributions or redemptions of Fund shares.

	Nasdaq symbols	CUSIPs
Class A	DDIAX	24610B107
Class B	DDDBX	24610B206
Class C	DDICX	24610B305
Class R	DDDRX	24610B842
Institutional Class	DDIIX	24610B404

Disclosure of Fund expenses
For the six-month period June 1, 2010 to November 30, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from June 1, 2010 to November 30, 2010.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Dividend Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	6/1/10	11/30/10	Expense Ratio	6/1/10 to 11/30/10*
Actual Fund return
Class A	$1,000.00	$1,087.50	1.25%	$6.54
Class B	1,000.00	1,083.10	2.00%	10.44
Class C	1,000.00	1,083.10	2.00%	10.44
Class R	1,000.00	1,087.00	1.50%	7.85
Institutional Class	1,000.00	1,089.40	1.00%	5.24
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.80	1.25%	$6.33
Class B	1,000.00	1,015.04	2.00%	10.10
Class C	1,000.00	1,015.04	2.00%	10.10
Class R	1,000.00	1,017.55	1.50%	7.59
Institutional Class	1,000.00	1,020.05	1.00%	5.06

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Security type and top 10 equity holdings Delaware Dividend Income Fund	As of November 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type	Percentage of net assets
Common Stock	44.66%
Consumer Discretionary	3.31%
Consumer Staples	5.49%
Diversified REITs	0.87%
Energy	5.64%
Financials	5.05%
Healthcare	6.04%
Healthcare REITs	0.40%
Hotel REITs	0.09%
Industrial REIT	0.06%
Industrials	3.01%
Information Technology	4.49%
Mall REITs	0.45%
Materials	1.60%
Mortgage REITs	0.25%
Multifamily REITs	0.63%
Office REITs	0.30%
Real Estate Operating Company	0.02%
Self-Storage REIT	0.12%
Shopping Center REITs	0.40%
Single Tenant REIT	0.04%
Specialty Retail	0.15%
Telecommunications	3.38%
Utilities	2.87%
Convertible Preferred Stock	3.13%
Commercial Mortgage-Backed Securities	0.55%

Security type	Percentage of net assets
Convertible Bonds	22.40%
Aerospace & Defense	0.74%
Auto Parts & Equipment	0.60%
Banking, Finance & Insurance	1.10%
Basic Materials	2.47%
Cable, Media & Publishing	0.41%
Computers & Technology	5.26%
Energy	0.59%
Healthcare & Pharmaceuticals	3.64%
Leisure, Lodging & Entertainment	2.05%
Real Estate	0.88%
Retail	0.44%
Telecommunications	3.02%
Transportation	0.90%
Utilities	0.30%
Corporate Bonds	22.67%
Basic Industry	1.78%
Brokerage	0.26%
Capital Goods	2.09%
Consumer Cyclical	2.66%
Consumer Non-Cyclical	2.29%
Energy	2.73%
Financials	1.79%
Media	1.68%
Real Estate	0.08%
Services Cyclical	2.44%
Services Non-Cyclical	0.92%
Technology & Electronics	0.60%
Telecommunications	2.57%
Utilities	0.78%

Security type and top 10 equity holdings
Delaware Dividend Income Fund

Security type	Percentage of net assets
Leveraged Non-Recourse Security	0.00%
Senior Secured Loans	0.74%
U.S. Treasury Obligation	0.01%
Limited Partnership	0.19%
Preferred Stock	0.53%
Warrants	0.00%
Discount Note	3.86%
Securities Lending Collateral	9.52%
Total Value of Securities	108.26%
Obligation to Return Securities Lending Collateral	(9.70%)
Receivables and Other Assets Net of Liabilities	1.44%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Lowe’s	0.98%
National Oilwell Varco	0.97%
Safeway	0.97%
duPont (E.I.) deNemours	0.97%
CVS Caremark	0.96%
Marsh & McLennan	0.96%
Kimberly-Clark	0.96%
Intel	0.96%
Northrop Grumman	0.95%
Progress Energy	0.95%

Statement of net assets Delaware Dividend Income Fund	November 30, 2010

		Number of shares	Value
Common Stock – 44.66%
Consumer Discretionary – 3.31%
*	Autoliv	3,666	$269,158
	Bayerische Motoren Werke	7,624	573,352
	Comcast Class A	184,000	3,680,000
†	DIRECTV Class A	6,350	263,716
*	Don Quijote	18,300	527,348
	Esprit Holdings	41,900	201,678
	ITOCHU	60,689	562,071
	Lowe’s	168,100	3,815,870
	PPR	1,822	289,440
*	Publicis Groupe	5,689	254,182
*	Techtronic Industries	549,000	595,849
	Toyota Motor	20,500	794,686
	Vivendi	22,239	541,537
	Yue Yuen Industrial Holdings	146,000	527,617
			12,896,504
Consumer Staples – 5.49%
	Archer-Daniels-Midland	126,500	3,667,235
†	Aryzta	12,128	513,718
*	Chaoda Modern Agriculture Holdings	490,000	393,348
	Coca-Cola Amatil	38,039	405,682
	CVS Caremark	121,100	3,754,100
@	Greggs	59,034	403,122
	Kimberly-Clark	60,400	3,738,156
	Kraft Foods Class A	122,900	3,717,725
	Metro	7,143	511,733
	Parmalat	200,028	497,550
	Safeway	164,100	3,772,659
			21,375,028
Diversified REITs – 0.87%
*	Champion REIT	641,000	363,706
†	Coresite Realty	27,000	347,760
*	Digital Realty Trust	26,100	1,370,773
*	DuPont Fabros Technology	12,000	271,080
*	Investors Real Estate Trust	29,900	264,615
	Vornado Realty Trust	9,606	783,657
			3,401,591

Statement of net assets
Delaware Dividend Income Fund

		Number of shares	Value
Common Stock (continued)
Energy – 5.64%
	Chevron	45,000	$3,643,650
	CNOOC	245,000	527,282
	ConocoPhillips	61,000	3,670,370
	Exxon Mobil	25,000	1,739,000
	Marathon Oil	109,400	3,661,618
	National Grid	49,291	435,286
	National Oilwell Varco	61,600	3,775,465
	Petroleo Brasiliero ADR	12,886	377,302
*	Total	10,117	491,122
	Williams	160,300	3,656,443
			21,977,538
Financials – 5.05%
	Allstate	125,100	3,641,661
*	AXA	26,643	381,569
*	Banco Santander	49,846	475,212
	Bank of New York Mellon	137,400	3,708,426
	CVB Financial	130,000	1,023,100
	Marsh & McLennan	149,400	3,746,951
	Mitsubishi UFJ Financial Group	103,400	490,304
	Nordea Bank	48,308	482,047
	Solar Capital	43,800	1,028,424
	Standard Chartered	20,884	562,500
	Travelers	68,200	3,682,118
	UniCredit	232,314	449,080
			19,671,392
Healthcare – 6.04%
*†	Alliance HealthCare Services	29,989	112,459
	Baxter International	74,300	3,607,265
	Cardinal Health	103,700	3,689,645
	Johnson & Johnson	59,000	3,631,450
	Meda Class A	66,553	498,113
	Merck	105,500	3,636,585
*†	Mylan	1	20
	Novartis	10,506	559,487
	Pfizer	225,738	3,677,271
	Quest Diagnostics	74,200	3,659,544
*	Sanofi-Aventis	7,510	455,284
			23,527,123

		Number of shares	Value
Common Stock (continued)
Healthcare REITs – 0.40%
	Cogdell Spencer	35,700	$204,204
*	HCP	17,200	566,396
*	Health Care REIT	4,900	226,772
	Nationwide Health Properties	6,400	230,720
*	Ventas	6,800	348,636
			1,576,728
Hotel REITs – 0.09%
†	DiamondRock Hospitality	18,800	197,964
	Hersha Hospitality Trust	23,500	144,055
			342,019
Industrial REIT – 0.06%
	First Potomac Realty Trust	14,500	228,230
			228,230
Industrials – 3.01%
*	Alstom	9,975	410,380
	Asahi Glass	38,000	422,553
	Compagnie de Saint-Gobain	9,418	421,194
†	Delta Air Lines	96	1,313
	Deutsche Post	43,602	704,410
	Finmeccanica	44,945	507,372
†	Flextronics International	19,100	138,475
	Koninklijke Philips Electronics	7,889	213,321
*†	Mobile Mini	7,124	128,731
	Northrop Grumman	60,300	3,719,304
=†	PT Holdings	1,110	11
	Singapore Airlines	34,000	396,751
	Teleperformance	20,851	621,112
	Vallourec	4,033	382,015
*	Waste Management	106,700	3,654,475
			11,721,417
Information Technology – 4.49%
†	CGI Group Class A	71,545	1,122,138
	HTC	29,250	809,129
	Intel	176,500	3,727,680
	International Business Machines	25,800	3,649,668

Statement of net assets
Delaware Dividend Income Fund

		Number of shares	Value
Common Stock (continued)
Information Technology (continued)
†	Motorola	463,900	$3,553,474
	Nokia	40,644	375,889
*†	Sohu.com	8,609	597,723
	Xerox	320,200	3,669,492
			17,505,193
Mall REITs – 0.45%
	General Growth Properties	21,800	352,942
	Macerich	4,008	185,731
	Simon Property Group	12,363	1,217,755
			1,756,428
Materials – 1.60%
*	ArcelorMittal	9,344	294,553
	duPont (E.I.) deNemours	80,200	3,768,599
†	Golden Minerals	42	1,190
*	Lafarge	5,980	325,503
	Monsanto	24,700	1,480,024
*	Vale ADR	11,900	376,992
			6,246,861
Mortgage REITs – 0.25%
	Cypress Sharpridge Investments	25,400	346,710
*	Starwood Property Trust	30,600	610,776
			957,486
Multifamily REITs – 0.63%
	American Campus Communities	11,000	345,840
	Associated Estates Realty	21,800	325,910
	Camden Property Trust	10,300	526,021
†	Campus Crest Communities	27,800	350,558
	Equity Residential	10,700	534,786
	Home Properties	6,600	353,694
			2,436,809
Office REITs – 0.30%
*	Boston Properties	10,200	854,760
	Government Properties Income Trust	12,000	307,800
			1,162,560

		Number of shares	Value
Common Stock (continued)
Real Estate Operating Company – 0.02%
	Renhe Commercial Holdings	420,000	$76,037
			76,037
Self-Storage REIT – 0.12%
	Public Storage	4,800	463,680
			463,680
Shopping Center REITs – 0.40%
*	Kimco Realty	25,100	418,166
	Ramco-Gershenson Properties Trust	22,700	261,050
	Regency Centers	8,500	346,120
	Saul Centers	5,900	251,163
	Urstadt Biddle Properties Class A	15,400	283,360
			1,559,859
Single Tenant REIT – 0.04%
*	National Retail Properties	6,700	174,267
			174,267
Specialty Retail – 0.15%
*	Entertainment Properties Trust	7,943	367,761
*	Plum Creek Timber	6,200	223,448
			591,209
Telecommunications – 3.38%
	AT&T	132,700	3,687,733
=†	Century Communications	1,625,000	0
	China Mobil	105,000	1,044,007
	Chunghwa Telecom ADR	10,406	250,889
*	France Telecom ADR	70,700	1,442,987
	Frontier Communications	195,000	1,774,500
†	GeoEye	2,450	97,657
	Telefonica	23,578	500,780
*	TELUS	8,603	390,550
	Verizon Communications	115,500	3,697,154
	Vodafone Group	122,060	304,489
			13,190,746

Statement of net assets
Delaware Dividend Income Fund

	Number of shares	Value
Common Stock (continued)
Utilities – 2.87%
American Electric Power	32,400	$1,153,440
Edison International	99,400	3,671,836
† Mirant	448	4,444
NorthWestern	50,000	1,440,500
Progress Energy	85,100	3,718,019
Wisconsin Energy	20,000	1,204,400
		11,192,639
Total Common Stock (cost $174,693,402)		174,031,344

Convertible Preferred Stock – 3.13%
Automobiles & Automotive Parts – 0.02%
*† General Motors 4.75% exercise price $39.60,
expiration date 12/1/13	1,297	65,758
		65,758
Banking, Finance & Insurance – 0.90%
Aspen Insurance Holdings 5.625%
exercise price $29.28,
expiration date 12/31/49	37,800	2,086,088
Citigroup 7.50% exercise price $3.94,
expiration date 12/15/12	11,300	1,412,500
@ Fannie Mae 8.75% exercise price $32.45,
expiration date 5/13/11	25,000	11,250
		3,509,838
Energy – 1.16%
* Apache 6.00% exercise price $109.12,
expiration date 8/1/13	15,900	964,335
El Paso Energy Capital Trust I 4.75%
exercise price $41.59, expiration date 3/31/28	39,900	1,562,085
SandRidge Energy 8.50% exercise price $8.01,
expiration date 12/31/49	20,160	1,994,630
		4,521,050
Healthcare & Pharmaceuticals – 0.38%
HealthSouth 6.50% exercise price $30.50,
expiration date 12/31/49	1,610	1,459,465
		1,459,465

	Number of shares	Value
Convertible Preferred Stock (continued)
Telecommunications – 0.67%
Lucent Technologies Capital Trust I 7.75%
exercise price $24.80, expiration date 3/15/17	3,000	$2,625,000
		2,625,000
Total Convertible Preferred Stock (cost $14,009,736)		12,181,111

	Principal amount
Commercial Mortgage-Backed Securities – 0.55%
Bank of America Commercial Mortgage Securities
Series 2006-4 A4 5.634% 7/10/46	$1,000,000	1,067,908
• Morgan Stanley Capital I Series 2007-T27 A4
5.802% 6/13/42	1,000,000	1,092,342
Total Commercial Mortgage-Backed Securities
(cost $1,997,930)		2,160,250

Convertible Bonds – 22.40%
Aerospace & Defense – 0.74%
AAR
1.75% exercise price $29.43,
expiration date 2/1/26	1,586,000	1,669,265
#144A 1.75% exercise price $29.43,
expiration date 2/1/26	1,150,000	1,210,375
		2,879,640
Auto Parts & Equipment – 0.60%
ArvinMeritor 4.00% exercise price $26.73,
expiration date 2/15/27	2,304,000	2,324,160
		2,324,160
Banking, Finance & Insurance – 1.10%
Jefferies Group 3.875% exercise price $38.72,
expiration date 11/1/29	1,772,000	1,820,730
# SVB Financial Group 144A 3.875%
exercise price $53.04, expiration date 4/15/11	2,386,000	2,460,563
		4,281,293

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Convertible Bonds (continued)
Basic Materials – 2.47%
#	Owens-Brockway Glass Container 144A 3.00%
	exercise price $47.47, expiration date 5/28/15	$4,000,000	$3,930,000
	Rayonier TRS Holdings 3.75% exercise price $54.81
	expiration date 10/15/12	1,810,000	1,981,950
#	Sino-Forest 144A 5.00% exercise price $20.29,
	expiration date 8/1/13	2,970,000	3,716,213
			9,628,163
Cable, Media & Publishing – 0.41%
Φ	General Cable 4.50% exercise price $36.75,
	expiration date 11/15/29	1,385,000	1,587,556
			1,587,556
Computers & Technology – 5.26%
	Advanced Micro Devices
	*6.00% exercise price $28.08,
	expiration date 4/30/15	562,000	565,513
	#144A 6.00% exercise price $28.08,
	expiration date 4/30/15	660,000	664,125
	Euronet Worldwide 3.50% exercise price $40.48,
	expiration date 10/15/25	4,055,000	4,004,312
	Hutchinson Technology 3.25% exercise price $36.43,
	expiration date 1/14/26	1,540,000	1,085,700
*	Intel 3.25% exercise price $22.68, expiration date 8/1/39	1,527,000	1,864,849
	Linear Technology 3.00% exercise price $45.36,
	expiration date 5/1/27	3,155,000	3,281,199
#	Rovi 144A 2.625% exercise price $47.36,
	expiration date 2/15/40	3,010,000	4,007,062
	SanDisk 1.00% exercise price $82.35,
	expiration date 5/15/13	2,750,000	2,588,438
	VeriSign 3.25% exercise price $34.37,
	expiration date 8/15/37	2,131,000	2,432,004
			20,493,202
Energy – 0.59%
*	Chesapeake Energy 2.25% exercise price $85.89,
	expiration date 12/15/38	1,950,000	1,477,125
*	Peabody Energy 4.75% exercise price $58.40,
	expiration date 12/15/41	670,000	840,013
			2,317,138

		Principal amount	Value
	Convertible Bonds (continued)
	Healthcare & Pharmaceuticals – 3.64%
	Alere 3.00% exercise price $43.98,
	expiration date 5/15/16	$1,680,000	$1,665,300
	Amgen
	0.375% exercise price $79.48,
	expiration date 2/1/13	1,850,000	1,852,313
	#144A 0.375% exercise price $79.48,
	expiration date 2/1/13	775,000	775,969
Φ	Hologic 2.00% exercise price $38.59,
	expiration date 12/15/37	3,250,000	3,030,625
	LifePoint Hospitals 3.50% exercise price $51.79,
	expiration date 5/15/14	3,171,000	3,206,673
	Medtronic 1.625% exercise price $54.79,
	expiration date 4/15/13	3,630,000	3,652,687
			14,183,567
	Leisure, Lodging & Entertainment – 2.05%
#	Gaylord Entertainment 144A 3.75%
	exercise price $27.25, expiration date 9/29/14	1,985,000	2,821,181
	International Game Technology 3.25%
	exercise price $19.97, expiration date 5/1/14	1,410,000	1,545,713
	Live Nation Entertainment 2.875%
	exercise price $27.14, expiration date 7/15/27	4,050,000	3,614,625
			7,981,519
	Real Estate – 0.88%
#	Digital Realty Trust 144A 5.50%
	exercise price $42.49, expiration date 4/15/29	1,185,000	1,616,784
#	Lexington Realty Trust 144A 6.00%
	exercise price $7.09, expiration date 1/15/30	1,510,000	1,836,538
			3,453,322
	Retail – 0.44%
	Pantry 3.00% exercise price $50.09,
	expiration date 11/15/12	1,755,000	1,715,513
			1,715,513
	Telecommunications – 3.02%
	Alaska Communication System Group 5.75%
	exercise price $12.90, expiration date 3/1/13	2,312,000	2,404,479
#	Ciena 144A 3.75% exercise price $20.17,
	expiration date 10/15/18	1,616,000	1,646,300

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Convertible Bonds (continued)
Telecommunications (continued)
*	Leap Wireless International 4.50% exercise price $93.21,
	expiration date 7/15/14	$2,163,000	$1,962,923
*	Level 3 Communications 6.50% exercise price $1.24,
	expiration date 10/1/16	1,441,000	1,579,696
	NII Holdings 3.125% exercise price $118.32,
	expiration date 6/15/12	2,095,000	2,045,244
	SBA Communications 4.00% exercise price $30.38,
	expiration date 10/1/14	1,460,000	2,118,824
			11,757,466
Transportation – 0.90%
	Bristow Group 3.00% exercise price $77.34,
	expiration date 6/14/38	2,202,000	2,177,228
	DryShips 5.00% exercise price $7.19,
	expiration date 12/1/14	1,344,000	1,342,319
			3,519,547
Utilities – 0.30%
	Dominion Resources 2.125% exercise price $35.08,
	expiration date 12/15/23	1,000,000	1,186,250
			1,186,250
Total Convertible Bonds (cost $79,074,815)			87,308,336

Corporate Bonds – 22.67%
Basic Industry – 1.78%
	AK Steel 7.625% 5/15/20	154,000	154,385
*#	Algoma Acquisition 144A 9.875% 6/15/15	604,000	539,825
*#	Appleton Papers 144A 10.50% 6/15/15	462,000	455,070
	Century Aluminum 8.00% 5/15/14	433,050	451,996
*#	FMG Resources August 2006 144A 7.00% 11/1/15	500,000	508,750
#	Hexion US Finance/Nova Scotia Finance 144A
	9.00% 11/15/20	378,000	376,110
*#	Huntsman International 144A 8.625% 3/15/21	196,000	208,740
	Lyondell Chemical 11.00% 5/1/18	275,000	307,313
#	MacDermid 144A 9.50% 4/15/17	686,000	722,014
	Millar Western Forest Products 7.75% 11/15/13	472,000	446,040
	Momentive Performance Materials
	11.50% 12/1/16	229,000	241,595
	#144A 9.00% 1/15/21	294,000	293,265

		Principal amount	Value
Corporate Bonds (continued)
Basic Industry (continued)
•	Noranda Aluminium Acquisition PIK 5.193% 5/15/15	$358,245	$318,838
	Novelis 7.25% 2/15/15	98,000	101,308
*#	PE Paper Escrow 144A 12.00% 8/1/14	290,000	334,002
=@	PT Holdings 12.431% 8/27/12	325,364	235,890
	Ryerson
	•7.662% 11/1/14	316,000	296,249
	12.00% 11/1/15	511,000	526,969
*#	Steel Dynamics 144A 7.625% 3/15/20	392,000	421,400
			6,939,759
Brokerage – 0.26%
	E Trade Financial PIK 12.50% 11/30/17	869,000	1,005,868
			1,005,868
Capital Goods – 2.09%
	Alion Science & Technology PIK 12.00% 11/1/14	445,364	454,271
#	Associated Materials 144A 9.125% 11/1/17	355,000	362,988
#	Berry Plastics 144A 9.75% 1/15/21	458,000	440,825
*#	Cemex Espana Luxembourg 144A 9.25% 5/12/20	350,000	334,250
#	DAE Aviation Holdings 144A 11.25% 8/1/15	411,000	427,440
#	Graham Packaging/GPC Capital I 144A
	8.25% 10/1/18	430,000	438,600
#	International Wire Group 144A 9.75% 4/15/15	485,000	505,006
	Intertape Polymer US 8.50% 8/1/14	370,000	310,800
*	Manitowoc 9.50% 2/15/18	546,000	586,950
*#	Nortek 144A 10.00% 12/1/18	315,000	316,575
*	NXP BV Funding 9.50% 10/15/15	750,000	770,625
#	Plastipak Holdings 144A 10.625% 8/15/19	258,000	287,670
	Ply Gem Industries 13.125% 7/15/14	556,000	586,580
#	Polypore International 144A 7.50% 11/15/17	505,000	513,838
	Pregis 12.375% 10/15/13	589,000	589,000
*	RBS Global/Rexnord 11.75% 8/1/16	428,000	453,680
	Susser Holdings/Finance 8.50% 5/15/16	201,000	214,065
#	TriMas 144A 9.75% 12/15/17	425,000	456,875
#	USG 144A 9.75% 8/1/14	101,000	106,555
			8,156,593
Consumer Cyclical – 2.66%
#	Allison Transmission 144A 11.00% 11/1/15	427,000	464,363
*	American Axle & Manufacturing 7.875% 3/1/17	482,000	479,590

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Consumer Cyclical (continued)
	ArvinMeritor
	8.125% 9/15/15	$572,000	$587,730
	10.625% 3/15/18	289,000	325,848
	Beazer Homes USA 8.125% 6/15/16	743,000	720,709
	Burlington Coat Factory Investment Holdings
	14.50% 10/15/14	900,000	940,499
*#	CKE Restaurants 144A 11.375% 7/15/18	224,000	239,680
*#	Dunkin Finance 144A 9.625% 12/1/18	448,000	453,040
*	Ford Motor 7.45% 7/16/31	659,000	711,720
	Ford Motor Credit 12.00% 5/15/15	500,000	619,939
	GMAC 8.00% 12/31/18	575,000	586,500
*	Goodyear Tire & Rubber 8.25% 8/15/20	205,000	207,050
	Interface
	9.50% 2/1/14	59,000	60,918
	11.375% 11/1/13	204,000	251,430
	#144A 7.625% 12/1/18	365,000	374,125
	K Hovnanian Enterprises
	6.25% 1/15/15	144,000	106,200
	7.50% 5/15/16	272,000	184,960
	Landry’s Restaurants 11.625% 12/1/15	199,000	211,935
#	M/I Homes 144A 8.625% 11/15/18	729,000	729,910
	Norcraft Finance 10.50% 12/15/15	382,000	406,830
	Norcraft Holdings 9.75% 9/1/12	291,000	290,273
*	OSI Restaurant Partners 10.00% 6/15/15	296,000	306,360
	Quiksilver 6.875% 4/15/15	810,000	773,549
	Standard Pacific 10.75% 9/15/16	293,000	335,485
			10,368,643
Consumer Non-Cyclical – 2.29%
#	Accellent 144A 10.00% 11/1/17	275,000	257,813
	Alere 9.00% 5/15/16	240,000	246,000
	Alliance One International 10.00% 7/15/16	368,000	386,400
	Biomet 11.625% 10/15/17	474,000	524,955
	BioScrip 10.25% 10/1/15	358,000	368,293
	Cott Beverages 8.375% 11/15/17	331,000	353,343
*	Dean Foods 7.00% 6/1/16	406,000	374,535
	Diversey Holdings 10.50% 5/15/20	747,357	862,262
#	DJO Finance 144A 9.75% 10/15/17	556,000	560,169
#	Lantheus Medical Imaging 144A 9.75% 5/15/17	299,000	310,960

		Principal amount	Value
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#	NBTY 144A 9.00% 10/1/18	$617,000	$650,934
#	Novasep Holding 144A 9.75% 12/15/16	610,000	417,850
*	Pinnacle Foods Finance 10.625% 4/1/17	420,000	448,875
#	Quintiles Transnational PIK 144A 9.50% 12/30/14	246,000	250,305
#	Reynolds Group Issuer 144A 9.00% 4/15/19	535,000	547,038
	Smithfield Foods 7.75% 7/1/17	350,000	355,250
*	Supervalu 8.00% 5/1/16	285,000	281,438
	Tops Holding/Markets 10.125% 10/15/15	221,000	236,470
#	Viking Acquisition 144A 9.25% 11/1/18	495,000	496,238
#	Viskase 144A 9.875% 1/15/18	518,000	538,720
*	Yankee Acquisition 9.75% 2/15/17	424,000	440,960
			8,908,808
Energy – 2.73%
#	American Petroleum Tankers 144A 10.25% 5/1/15	444,000	458,430
	Antero Resources Finance 9.375% 12/1/17	304,000	314,640
	Aquilex Holdings/Finance 11.125% 12/15/16	415,000	419,150
*	Chaparral Energy 8.50% 12/1/15	231,000	229,268
	Chesapeake Energy 9.50% 2/15/15	299,000	336,375
	Complete Production Service 8.00% 12/15/16	297,000	305,910
	Copano Energy/Finance 7.75% 6/1/18	291,000	292,455
*	Crosstex Energy/Finance 8.875% 2/15/18	425,000	445,188
#	Drummond 144A 9.00% 10/15/14	514,000	544,839
	Global Geophysical Services 10.50% 5/1/17	215,000	213,925
	Headwaters 11.375% 11/1/14	263,000	284,369
#	Helix Energy Solutions Group 144A 9.50% 1/15/16	571,000	596,694
#	Hercules Offshore 144A 10.50% 10/15/17	458,000	366,400
#	Hilcorp Energy I 144A 8.00% 2/15/20	509,000	535,723
	Holly 9.875% 6/15/17	311,000	339,768
	International Coal Group 9.125% 4/1/18	257,000	278,845
*	Key Energy Services 8.375% 12/1/14	516,000	548,249
#	Linn Energy/Finance 144A 8.625% 4/15/20	364,000	387,660
#	Murray Energy 144A 10.25% 10/15/15	477,000	488,925
*#	NFR Energy 144A 9.75% 2/15/17	537,000	532,973
	OPTI Canada
	7.875% 12/15/14	610,000	422,425
	8.25% 12/15/14	336,000	235,200
	Petrohawk Energy 7.875% 6/1/15	472,000	488,520
	Petroleum Development 12.00% 2/15/18	503,000	565,874

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Energy (continued)
	Pioneer Drilling 9.875% 3/15/18	$247,000	$261,820
	Quicksilver Resources 7.125% 4/1/16	313,000	303,610
#	SandRidge Energy 144A 9.875% 5/15/16	430,000	447,200
			10,644,435
Financials – 1.79%
•	American International Group 8.175% 5/15/58	945,000	970,987
	Cardtronics 8.25% 9/1/18	116,000	121,800
•	Fifth Third Capital Trust IV 6.50% 4/15/37	555,000	520,313
•	Genworth Financial 6.15% 11/15/66	1,031,000	793,870
#•	HBOS Capital Funding 144A 6.071% 6/29/49	615,000	542,738
#	Icahn Enterprises/Finance 144A 8.00% 1/15/18	210,000	208,425
#•	ILFC E-Capital Trust II 144A 6.25% 12/21/65	970,000	762,663
#•	Liberty Mutual Group 144A 7.00% 3/15/37	705,000	639,746
	Nuveen Investments 10.50% 11/15/15	1,424,000	1,425,779
#	Pinafore 144A 9.00% 10/1/18	504,000	534,240
∏•	XL Group 6.50% 12/31/49	470,000	405,375
	Zions Bancorporation 5.65% 5/15/14	39,000	38,152
			6,964,088
Media – 1.68%
#	Affinion Group 144A 7.875% 12/15/18	603,000	559,283
	Cablevision Systems
	8.00% 4/15/20	56,000	60,340
	8.625% 9/15/17	254,000	277,495
#	CCO Holdings/Capital 144A
	7.875% 4/30/18	112,000	116,480
	*8.125% 4/30/20	140,000	147,700
*#	Charter Communications Operating 144A
	10.875% 9/15/14	210,000	235,200
#	Columbus International 144A 11.50% 11/20/14	570,000	632,700
	MDC Partners 11.00% 11/1/16	272,000	304,640
#	Nexstar Broadcasting 144A 8.875% 4/15/17	490,000	513,275
	Nielsen Finance
	*11.625% 2/1/14	172,000	196,940
	#144A 7.75% 10/15/18	434,000	443,765
#	Sinclair Television Group 144A 9.25% 11/1/17	408,000	443,700
#	Sitel/Finance 144A 11.50% 4/1/18	504,000	430,920
	Terremark Worldwide 12.00% 6/15/17	346,000	392,710

		Principal amount	Value
Corporate Bonds (continued)
Media (continued)
#	Univision Communications 144A 7.875% 11/1/20	$163,000	$167,483
*#	UPC Holding 144A 9.875% 4/15/18	480,000	518,400
#	Visant 144A 10.00% 10/1/17	280,000	289,800
#	XM Satellite Radio 144A 13.00% 8/1/13	710,000	834,249
			6,565,080
Real Estate – 0.08%
	Felcor Lodging 10.00% 10/1/14	267,000	296,704
			296,704
Services Cyclical – 2.44%
#	Ashtead Capital 144A 9.00% 8/15/16	320,000	335,200
#	Delta Air Lines 144A 12.25% 3/15/15	467,000	530,045
#	Equinox Holdings 144A 9.50% 2/1/16	570,000	597,075
	General Maritime 12.00% 11/15/17	541,000	543,705
*	Harrah’s Operating 10.00% 12/15/18	736,000	625,600
#	Icon Health & Fitness 144A 11.875% 10/15/16	257,000	256,358
	Kansas City Southern de Mexico 8.00% 2/1/18	322,000	347,760
*#	Marina District Finance 144A 9.875% 8/15/18	247,000	237,738
#	MCE Finance 144A 10.25% 5/15/18	280,000	317,800
*	MGM MIRAGE
	7.50% 6/1/16	406,000	358,295
	11.375% 3/1/18	1,035,000	1,071,224
*	Mohegan Tribal Gaming Authority
	6.875% 2/15/15	127,000	85,725
	7.125% 8/15/14	370,000	259,000
	NCL
	11.75% 11/15/16	267,000	303,713
	#144A 9.50% 11/15/18	397,000	406,429
‡@	Northwest Airlines 10.00% 2/1/11	265,000	928
*	Peninsula Gaming 10.75% 8/15/17	542,000	586,715
*#	PHH 144A 9.25% 3/1/16	434,000	447,020
	Pinnacle Entertainment 8.75% 5/15/20	467,000	468,751
*	RSC Equipment Rental 10.25% 11/15/19	25,000	27,781
#	ServiceMaster PIK 144A 10.75% 7/15/15	267,000	287,693
#	Shingle Springs Tribal Gaming Authority 144A
	9.375% 6/15/15	584,000	359,160
*#	Swift Transportation 144A 12.50% 5/15/17	229,000	248,465
#	United Air Lines 144A 12.00% 11/1/13	729,000	812,835
			9,515,015

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Services Non-Cyclical – 0.92%
	Casella Waste Systems 9.75% 2/1/13	$661,000	$670,915
#	inVentiv Health 144A 10.00% 8/15/18	495,000	487,575
#	Multiplan 144A 9.875% 9/1/18	467,000	497,355
#	Radiation Therapy Services 144A 9.875% 4/15/17	509,000	500,093
#	Radnet Management 144A 10.375% 4/1/18	406,000	375,550
	Select Medical 7.625% 2/1/15	466,000	466,000
•	US Oncology Holdings PIK 6.737% 3/15/12	585,000	587,925
			3,585,413
Technology & Electronics – 0.60%
#	Allen Systems Group 144A 10.50% 11/15/16	490,000	490,000
#	Aspect Software 144A 10.625% 5/15/17	201,000	204,015
	First Data 9.875% 9/24/15	439,000	375,345
	MagnaChip Semiconductor Finance 10.50% 4/15/18	374,000	400,180
#	MedAssets 144A 8.00% 11/15/18	238,000	240,975
	Sanmina-SCI 8.125% 3/1/16	182,000	183,365
	SunGard Data Systems 10.25% 8/15/15	408,000	424,320
			2,318,200
Telecommunications – 2.57%
=@‡	Allegiance Telecom 11.75% 2/15/11	10,000	0
#	Clearwire Communications 144A 12.00% 12/1/15	1,720,000	1,831,167
#	Digicel Group 144A 10.50% 4/15/18	710,000	784,550
	Global Crossing 12.00% 9/15/15	345,000	389,850
	GXS Worldwide 9.75% 6/15/15	522,000	518,085
	Intelsat Bermuda 11.25% 2/4/17	647,000	680,968
#	Intelsat Jackson Holdings 144A 7.25% 10/15/20	15,000	15,038
	Level 3 Financing 10.00% 2/1/18	341,000	315,425
*	MetroPCS Wireless 7.875% 9/1/18	205,000	213,456
	NII Capital 10.00% 8/15/16	505,000	563,075
*	PAETEC Holding 9.50% 7/15/15	383,000	389,703
	Sprint Capital 8.75% 3/15/32	907,000	902,464
#	Telcordia Technologies 144A 11.00% 5/1/18	705,000	690,900
	Telesat Canada
	11.00% 11/1/15	374,000	417,945
	12.50% 11/1/17	384,000	447,360
	ViaSat 8.875% 9/15/16	276,000	294,630
	Virgin Media Finance 8.375% 10/15/19	380,000	418,950

		Principal amount	Value
	Corporate Bonds (continued)
	Telecommunications (continued)
*	West 11.00% 10/15/16	$399,000	$429,923
#	Wind Acquisition Finance 144A 11.75% 7/15/17	645,000	719,175
			10,022,664
	Utilities – 0.78%
	AES
	7.75% 3/1/14	332,000	353,580
	8.00% 6/1/20	70,000	73,500
	9.75% 4/15/16	35,000	39,025
	Dynegy Holdings 7.75% 6/1/19	364,000	239,330
	Elwood Energy 8.159% 7/5/26	574,950	557,702
	Energy Future Intermediate Holding 10.00% 12/1/20	448,000	461,733
#	GenOn Energy 144A 9.50% 10/15/18	303,000	289,365
*	Mirant Americas Generation 8.50% 10/1/21	665,000	646,712
•	Puget Sound Energy 6.974% 6/1/67	402,000	394,624
			3,055,571
	Total Corporate Bonds (cost $84,440,750)		88,346,841

	Leveraged Non-Recourse Security – 0.00%
w@#	JPMorgan Fixed Income Pass Through Trust Series
	2007-B 144A 0.00% 1/15/87	1,300,000	0
	Total Leveraged Non-Recourse Security (cost $1,105,000)		0

	«Senior Secured Loans – 0.74%
	Chester Downs & Marina 12.375% 12/31/16	191,375	194,565
	Clear Channel Communication Tranche B
	3.65% 1/29/16	620,000	493,532
	Commscope Bridge Loan 9.25% 10/26/11	550,000	550,000
	PQ 6.82% 7/30/15	720,000	683,701
	Syniverse Holdings Bridge Loan 8.00% 10/28/11	181,000	181,057
	Texas Competitive Electric Holdings Tranche B2
	3.941% 10/10/14	1,033,862	800,091
	Total Senior Secured Loans (cost $2,815,271)		2,902,946

	U.S. Treasury Obligation – 0.01%
	U.S. Treasury Bond 3.875% 8/15/40	55,000	52,852
	Total U.S. Treasury Obligation (cost $50,614)		52,852

Statement of net assets
Delaware Dividend Income Fund

		Number of shares	Value
	Limited Partnership – 0.19%
*	Brookfield Infrastructure Partners	35,000	$736,050
	Total Limited Partnership (cost $625,405)		736,050

	Preferred Stock – 0.53%
	Banking, Finance & Insurance – 0.26%
@*#	Ally Financial 144A 7.00%	1,100	982,163
w=#	Auction Pass Through Series 2007-6 144A	125,000	0
†	Freddie Mac 6.02%	35,000	17,500
			999,663
	Industrials – 0.00%
=†	PT Holdings	222	0
			0
	Real Estate – 0.27%
*	Developers Diversified Realty 7.50%	10,850	262,570
	SL Green Realty 7.625%	13,400	335,000
*	Vornado Realty Trust 6.625%	18,900	454,167
†	W2007 Grace Acquisitions Series B 8.75%	20,900	14,630
			1,066,367
	Total Preferred Stock (cost $3,569,279)		2,066,030

	Warrants – 0.00%
	Alion Science & Technology	440	5
=	PT Holdings	222	2
	Total Warrants (cost $5,328)		7

		Principal amount
	≠Discount Note – 3.86%
	Federal Home Loan Bank 0.07% 12/1/10	$15,045,039	15,045,039
	Total Discount Note (cost $15,045,039)		15,045,039

	Total Value of Securities Before Securities
	Lending Collateral – 98.74% (cost $377,432,568)		384,830,806

	Number of shares	Value
Securities Lending Collateral** – 9.52%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	963,363	$936,196
Delaware Investments Collateral Fund No. 1	36,158,058	36,158,058
†@Mellon GSL Reinvestment Trust II	704,271	0
Total Securities Lending Collateral (cost $37,825,692)		37,094,254

Total Value of Securities – 108.26%
(cost $415,258,260)		421,925,060 ©
Obligation to Return Securities
Lending Collateral** – (9.70%)		(37,825,692)
Receivables and Other Assets
Net of Liabilities – 1.44%		5,624,075
Net Assets Applicable to 39,718,440
Shares Outstanding – 100.00%		$389,723,443

Net Asset Value – Delaware Dividend Income Fund
Class A ($192,875,784 / 19,667,749 Shares)		$9.81
Net Asset Value – Delaware Dividend Income Fund
Class B ($29,002,833 / 2,954,561 Shares)		$9.82
Net Asset Value – Delaware Dividend Income Fund
Class C ($152,009,376 / 15,481,404 Shares)		$9.82
Net Asset Value – Delaware Dividend Income Fund
Class R ($3,069,489 / 313,011 Shares)		$9.81
Net Asset Value – Delaware Dividend Income Fund
Institutional Class ($12,765,961 / 1,301,715 Shares)		$9.81

Components of Net Assets at November 30, 2010:
Shares of beneficial interest (unlimited authorization – no par)		$557,422,157
Distributions in excess of net investment income		(2,249,604)
Accumulated net realized loss on investments		(172,109,617)
Net unrealized appreciation of investments and foreign currencies		6,660,507
Total net assets		$389,723,443

Statement of net assets
Delaware Dividend Income Fund

*	Fully or partially on loan.
†	Non income producing security.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At November 30, 2010, the aggregate amount of fair valued securities was $235,903, which represented 0.06% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
@	Illiquid security. At November 30, 2010, the aggregate amount of illiquid securities was $1,633,353, which represented 0.42% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of November 30, 2010. Interest rates reset periodically.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2010, the aggregate amount of Rule 144A securities was $64,349,403, which represented 16.51% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
Φ	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at November 30, 2010.
∏	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At November 30, 2010, the aggregate amount of restricted security was $405,386 or 0.10% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
‡	Non income producing security. Security is currently in default.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at November 30, 2010
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements.”
©	Includes $35,920,311 of securities loaned.

Summary of abbreviations: ADR — American Depositary Receipts PIK — Pay-in-kind REIT — Real Estate Investment Trust

Net Asset Value and Offering Price Per Share –
Delaware Dividend Income Fund
Net asset value Class A (A)	$9.81
Sales charge (5.75% of offering price) (B)	0.60
Offering price	$10.41

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Dividend Income Fund	Year Ended November 30, 2010

Investment Income:
Interest	$14,052,621
Dividends	5,993,450
Security lending income	139,302
Foreign tax withheld	(41,866)	$20,143,507

Expenses:
Management fees	2,521,791
Distribution expenses – Class A	581,196
Distribution expenses – Class B	314,304
Distribution expenses – Class C	1,521,486
Distribution expenses – Class R	20,565
Dividend disbursing and transfer agent fees and expenses	880,202
Accounting and administration expenses	153,864
Reports and statements to shareholders	77,272
Registration fees	71,310
Legal fees	44,954
Custodian fees	37,977
Audit and taxes	34,483
Dues and services	25,696
Trustees’ fees	23,314
Pricing fees	19,404
Insurance fees	16,812
Consulting fees	5,395
Trustees’ expenses	1,748	6,351,773
Less waived distribution expenses – Class A		(96,432)
Less waived distribution expenses – Class R		(3,426)
Less expense paid indirectly		(1,287)
Total operating expenses		6,250,628
Net Investment Income		13,892,879

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized loss on:
Investments	$(2,067,275)
Option contracts	213,252
Foreign currencies	(46,239)
Foreign currency exchange contracts	(260,358)
Swap contracts	(632,500)
Net realized loss	(2,793,120)
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	31,162,256
Net Realized and Unrealized Gain on Investments
and Foreign Currencies	28,369,136

Net Increase in Net Assets Resulting from Operations	$42,262,015

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Dividend Income Fund

	Year Ended
	11/30/10	11/30/09
Increase (Decrease) in Net Assets from Operations:
Net investment income	$13,892,879	$17,578,394
Net realized loss on investments and
foreign currencies	(2,793,120)	(53,161,362)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	31,162,256	154,880,590
Net increase in net assets resulting
from operations	42,262,015	119,297,622

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(9,092,299)	(11,269,677)
Class B	(1,216,637)	(1,738,087)
Class C	(5,878,746)	(7,856,161)
Class R	(151,477)	(135,325)
Institutional Class	(431,703)	(153,038)
	(16,770,862)	(21,152,288)

Capital Share Transactions:
Proceeds from shares sold:
Class A	27,671,433	25,368,703
Class B	284,117	611,762
Class C	19,653,715	10,000,150
Class R	756,560	643,574
Institutional Class	12,586,556	206,608

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	7,304,780	9,114,015
Class B	1,000,567	1,446,023
Class C	4,801,845	6,477,496
Class R	151,477	135,324
Institutional Class	313,834	137,924
	74,524,884	54,141,579

	Year Ended
	11/30/10	11/30/09
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(55,570,505)	$(63,105,023)
Class B	(8,071,290)	(9,471,851)
Class C	(37,547,418)	(46,639,349)
Class R	(1,147,063)	(332,458)
Institutional Class	(2,890,606)	(910,528)
	(105,226,882)	(120,459,209)

Decrease in net assets derived from
capital share transactions	(30,701,998)	(66,317,630)
Net Increase (Decrease) in Net Assets	(5,210,845)	31,827,704

Net Assets:
Beginning of year	394,934,288	$363,106,584
End of year (including undistributed (distributions in
excess of) net investment income of $(2,249,604)
and $51,281, respectively)	$389,723,443	$394,934,288

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Dividend Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
$9.190	$7.010	$12.030	$12.590	$11.140

0.373	0.407	0.400	0.456	0.422
0.695	2.247	(4.595)	(0.529)	1.551
1.068	2.654	(4.195)	(0.073)	1.973

(0.448)	(0.474)	(0.489)	(0.426)	(0.457)
—	—	(0.336)	(0.061)	(0.066)
(0.448)	(0.474)	(0.825)	(0.487)	(0.523)

$9.810	$9.190	$7.010	$12.030	$12.590

11.91%	39.35%	(37.15% )	(0.72% )	18.34%

$192,876	$200,720	$179,588	$450,620	$398,124
1.26%	1.17%	1.00%	1.00%	1.01%

1.31%	1.36%	1.26%	1.17%	1.23%
3.93%	5.22%	3.92%	3.60%	3.64%

3.88%	5.03%	3.66%	3.43%	3.42%
109%	69%	51%	52%	51%

Financial highlights
Delaware Dividend Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
$9.190	$7.010	$12.020	$12.580	$11.130

0.302	0.348	0.324	0.360	0.335
0.694	2.248	(4.590)	(0.528)	1.552
0.996	2.596	(4.266)	(0.168)	1.887

(0.366)	(0.416)	(0.408)	(0.331)	(0.371)
—	—	(0.336)	(0.061)	(0.066)
(0.366)	(0.416)	(0.744)	(0.392)	(0.437)

$9.820	$9.190	$7.010	$12.020	$12.580

11.06%	38.47%	(37.72% )	(1.38% )	17.46%

$29,003	$33,725	$32,534	$78,235	$77,757
2.01%	1.92%	1.75%	1.75%	1.76%

2.01%	2.06%	1.96%	1.87%	1.93%
3.18%	4.47%	3.17%	2.85%	2.89%

3.18%	4.33%	2.96%	2.73%	2.72%
109%	69%	51%	52%	51%

Financial highlights
Delaware Dividend Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
$9.190	$7.010	$12.030	$12.580	$11.130

0.302	0.348	0.323	0.360	0.335
0.694	2.248	(4.599)	(0.518)	1.552
0.996	2.596	(4.276)	(0.158)	1.887

(0.366)	(0.416)	(0.408)	(0.331)	(0.371)
—	—	(0.336)	(0.061)	(0.066)
(0.366)	(0.416)	(0.744)	(0.392)	(0.437)

$9.820	$9.190	$7.010	$12.030	$12.580

11.06%	38.27%	(37.63% )	(1.38% )	17.46%

$152,009	$155,028	$146,769	$402,782	$269,274
2.01%	1.92%	1.75%	1.75%	1.76%

2.01%	2.06%	1.96%	1.87%	1.93%
3.18%	4.47%	3.17%	2.85%	2.89%

3.18%	4.33%	2.96%	2.73%	2.72%
109%	69%	51%	52%	51%

Financial highlights
Delaware Dividend Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
$9.190	$7.010	$12.020	$12.580	$11.130

0.349	0.387	0.374	0.424	0.394
0.693	2.246	(4.585)	(0.528)	1.551
1.042	2.633	(4.211)	(0.104)	1.945

(0.422)	(0.453)	(0.463)	(0.395)	(0.429)
—	—	(0.336)	(0.061)	(0.066)
(0.422)	(0.453)	(0.799)	(0.456)	(0.495)

$9.810	$9.190	$7.010	$12.020	$12.580

11.60%	39.15%	(37.39% )	(0.88% )	18.06%

$3,069	$3,067	$1,928	$6,220	$4,275
1.51%	1.42%	1.25%	1.25%	1.26%

1.61%	1.66%	1.56%	1.47%	1.53%
3.68%	4.97%	3.67%	3.35%	3.39%

3.58%	4.73%	3.36%	3.13%	3.12%
109%	69%	51%	52%	51%

Financial highlights
Delaware Dividend Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
$9.190	$7.010	$12.040	$12.600	$11.140

0.399	0.426	0.425	0.488	0.452
0.697	2.246	(4.602)	(0.528)	1.559
1.096	2.672	(4.177)	(0.040)	2.011

(0.476)	(0.492)	(0.517)	(0.459)	(0.485)
—	—	(0.336)	(0.061)	(0.066)
(0.476)	(0.492)	(0.853)	(0.520)	(0.551)

$9.810	$9.190	$7.010	$12.040	$12.600

12.24%	39.68%	(37.04% )	(0.46% )	18.72%

$12,766	$2,394	$2,288	$5,384	$2,656
1.01%	0.92%	0.75%	0.75%	0.76%

1.01%	1.06%	0.96%	0.87%	0.93%
4.18%	5.47%	4.17%	3.85%	3.89%

4.18%	5.33%	3.96%	3.73%	3.72%
109%	69%	51%	52%	51%

Notes to financial statements
Delaware Dividend Income Fund	November 30, 2010

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Dividend Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide high current income and an investment that has the potential for capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2007 – November 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Notes to financial statements
Delaware Dividend Income Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $6,366 for the year ended November 30, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended November 30, 2010.

The Fund receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended November 30, 2010, the Fund earned $1,287 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Effective March 30, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 1.07% of average daily net assets of the Fund through March 30, 2011. Prior to March 30, 2010, DMC had voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) did not exceed 1.07% of average daily net assets of the Fund. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended November 30, 2010, the Fund was charged $19,371 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees through March 30, 2011 to no more than 0.25% and 0.50%, respectively, of the classes average daily net assets.

At November 30, 2010, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$211,452
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	29,486
Distribution fees payable to DDLP	193,769
Other expenses payable to DMC and affiliates*	15,788

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

Notes to financial statements
Delaware Dividend Income Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended November 30, 2010, the Fund was charged $13,692 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended November 30, 2010, DDLP earned $69,311 for commissions on sales of the Fund’s Class A shares. For the year ended November 30, 2010, DDLP received gross CDSC commissions of $0, $48,705 and $5,866 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended November 30, 2010, the Fund made purchases of $399,644,622 and sales of $456,822,849 of investment securities other than U.S. government securities and short-term investments. For the year ended November 30, 2010, the Fund made purchases of $5,412,249 and sales of $5,328,548 of long-term U.S. government securities.

At November 30, 2010, the cost of investments for federal income tax purposes was $ 426,308,124. At November 30, 2010, net unrealized depreciation was $ 4,383,064, of which $25,573,389 related to unrealized appreciation of investments and $29,956,453 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing.)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$2,160,250	$—	$2,160,250
Common Stock	152,457,933	21,573,400	11	174,031,344
Corporate Debt	—	189,772,287	966,947	190,739,234
U.S. Treasury Obligation	—	52,852	—	52,852
Discount Note	—	15,045,039	—	15,045,039
Securities Lending Collateral	—	37,094,254	—	37,094,254
Other	1,787,787	999,663	14,637	2,802,087
Total	$154,245,720	$266,697,745	$981,595	$421,925,060

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency
	Asset-Backed
	& Mortgage-			Securities
	Backed	Corporate	Common	Lending
	Securities	Debt	Stock	Collateral	Other	Total
Balance as of 11/30/09	$—	$235,890	$ 11	$31,527	$228,204	$495,632
Purchases	—	731,057	—	—	—	731,057
Sales	(244,885)	(42)	—	(37,536)	(235,095)	(517,558)
Net realized loss	—	—	—	—	(58,665)	(58,665)
Net change in unrealized
appreciation/depreciation	244,885	42	—	6,009	80,193	331,129
Balance as of 11/30/10	$—	$966,947	$ 11	$—	$14,637	$981,595

Net change in unrealized
appreciation/depreciation
from investments still held
as of 11/30/10	$0	$98	$ —	$(29,932)	$2,064	$(27,770)

Notes to financial statements
Delaware Dividend Income Fund

3. Investments (continued)

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s fiscal year ending November 30, 2011 and interim periods therein. Utilizing international far value pricing could cause transfers from Level 1 investments to Level 2 investments in the hierarchy. During the fiscal year ended November 30, 2010, there were no transfers between Level 1, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended November 30, 2010 and 2009 was as follows:

	Year Ended
	11/30/10	11/30/09
Ordinary income	$16,770,862	$21,152,288

5. Components of Net Assets on a Tax Basis

As of November 30, 2010, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$557,422,157
Capital loss carryforwards	(161,121,054)
Other temporary differences	(2,188,303)
Unrealized depreciation of investments and foreign currencies	(4,389,357)
Net assets	$389,723,443

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of market discount and premium on debt instruments, passive foreign investment companies and contingent payment on debt instruments and tax treatment of partnership income.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, dividends and distributions, expiration of capital loss carryforward, contingent payment on debt instruments, market discount and premium on certain debt instruments and CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the year ended November 30, 2010, the Fund recorded the following reclassifications.

Paid-in capital	$(1,361,608)
Distributions in excess of net investment income	577,098
Accumulated net realized loss	784,510

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $7,459,170 was utilized in 2010 and $605,274 expired in 2010. Capital loss carryforwards remaining at November 30, 2010 will expire as follows: $ 106,372,004 expires in 2016 and $54,749,050 expires in 2017.

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	11/30/10	11/30/09
Shares sold:
Class A	2,903,974	3,288,030
Class B	29,560	80,130
Class C	2,058,302	1,258,467
Class R	80,422	84,027
Institutional Class	1,307,297	27,580

Shares issued upon reinvestment of dividends and distributions:
Class A	773,532	1,243,442
Class B	105,905	198,084
Class C	507,969	886,298
Class R	16,044	18,304
Institutional Class	33,090	18,886
	7,816,095	7,103,248
Shares repurchased:
Class A	(5,850,259)	(8,301,519)
Class B	(851,188)	(1,249,285)
Class C	(3,952,273)	(6,210,822)
Class R	(117,344)	(43,605)
Institutional Class	(299,012)	(112,221)
	(11,070,076)	(15,917,452)
Net decrease	(3,253,981)	(8,814,204)

Notes to financial statements
Delaware Dividend Income Fund

6. Capital Shares (continued)

For the years ended November 30, 2010 and 2009, 87,197 Class B shares were converted to 87,127 Class A shares valued at $830,839 and 156,813 Class B shares were converted to 156,608 Class A shares valued at $1,205,448, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Fund along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The new line of credit under the agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of November 30, 2010, or at any time during the year then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of their currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at November 30, 2010.

Swap Contracts — The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/ receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No interest rate swap contracts were outstanding at November 30, 2010.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between

Notes to financial statements
Delaware Dividend Income Fund

8. Derivatives (continued)

the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No index swap contracts were outstanding at November 30, 2010.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended November 30, 2010, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. No swap contracts were outstanding at November 30, 2010. During the year ended November 30, 2010, the Fund did not enter into CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of

Notes to financial statements
Delaware Dividend Income Fund

9. Securities Lending (continued)

the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At November 30, 2010, the value of securities on loan was $35,920,311, for which the Fund received collateral, comprised of non-cash collateral valued at $175,006 and cash collateral of $37,825,692. At November 30, 2010, the value of invested collateral was $37,094,254. Investments purchased with cash collateral are presented on the statement of net asset under the caption “Securities Lending Collateral”.

10. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB by Standard & Poor’s and BaaB by Moody’s Investor Services or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended November 30, 2010. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined no material events or transactions occurred subsequent to November 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

13. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal income taxes laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended November 30, 2010, the Fund designates distributions paid during the year as follows:

(A)	Ordinary Income Distribution* (Tax Basis)	100%
	Qualifying Dividends1	19%

(A) is based on a percentage of the Fund’s total distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
*For the fiscal year ended November 30, 2010, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $3,731,029 to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2009 or 2010 Form 1099-DIV.

For the fiscal year ended November 30, 2010, certain dividends paid by the Fund has been determined to be interest-related dividends and may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004. For the fiscal year ended November 30, 2010, the Fund has designated maximum distributions of Qualified Interest Income of $ 475,008.

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group Equity Funds V
and the Shareholders of Delaware Dividend Income Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Dividend Income Fund (one of the series constituting Delaware Group Equity Funds V, hereafter referred to as the “Fund”) at November 30, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 2010 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended November 30, 2009 and the financial highlights for each of the four years in the period ended November 30, 2009 were audited by other independent accountants whose report dated January 21, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 19, 2011

Other Fund information
(Unaudited)
Delaware Dividend Income Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds V (the “Trust”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (“PwC”) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and November 30, 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	78	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.2		Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007 – 2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	78	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)

Investment Manager		Chairman of Investment
Morgan Stanley & Co.		Committee
(January 1984–March 2004)		Pennsylvania Academy of
Fine Arts

Investment Committee and
Governance Committee
Member
Pennsylvania Horticultural
Society

President	78	Director
Drexel University		Community Health Systems
(August 2010–Present)
Director — Ecore
President		International
Franklin & Marshall College		(2009 – 2010)
(July 2002–July 2010)
Director — Allied
Executive Vice President		Barton Securities Holdings
University of Pennsylvania		(2005 – 2008)
(April 1995–June 2002)

Founder and	78	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	78	None
Assurant, Inc. (Insurance)
(2002–2004)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 19973
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	78	Director and Audit
ARL Associates		Committee Chair –
(Financial Planning)		Systemax Inc.
(1983–Present)		(2001 – 2009)

Director and Audit
Committee Chairperson –
Andy Warhol Foundation
(1999 – 2007)

President and	78	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)
Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
Compensation Committee
Spanlink Communications

Lead Director and Member of
Compensation and
Governance Committees
Valmont Industries, Inc.
(1987 – 2010)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
2005 Market Street
Philadelphia, PA 19103
February 1936

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Director
Banner Health
(1996 – 2007)

Vice President and Treasurer	78	Director
(January 2006–Present)		Okabena Company
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	78	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder		Director
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)		(2003 – 2008)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	78	None4
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	78	None4
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	78	None4
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	78	None4
various executive capacities
at different times at
Delaware Investments.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Dividend Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Dividend Income Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Annual report Delaware Small Cap Core Fund November 30, 2010 Core equity mutual fund
This annual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Core Fund.

The figures in the annual report for Delaware Small Cap Core Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Small Cap Core Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Small Cap Core Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Small Cap Core Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Sector allocation and top 10 holdings	10
Statement of net assets	12
Statement of operations	20
Statements of changes in net assets	21
Financial highlights	22
Notes to financial statements	30
Report of independent registered
public accounting firm	40
Other Fund information	41
Board of trustees/directors and
officers addendum	42
About the organization	52

Unless otherwise noted, views expressed herein are current as of Nov. 30, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review Delaware Small Cap Core Fund	December 7, 2010

Performance preview (for the year ended November 30, 2010)
Delaware Small Cap Core Fund (Class A shares)	1-year return	+27.57%
Russell 2000® Index (benchmark)	1-year return	+26.98%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Small Cap Core Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

For the fiscal year ended Nov. 30, 2010, Delaware Small Cap Core Fund returned +27.57% at net asset value and +20.28% at maximum offer price (both figures are for Class A shares with all distributions reinvested). The Fund’s benchmark, the Russell 2000 Index, advanced by 26.98% for the same period. For the Fund’s complete, annualized performance information, please see the table on page 4.

A number of welcome and positive economic signs emerged in the latter part of 2009 and early 2010. Robust industrial production trends and an uptick in consumer spending generated healthier gains, suggesting a recovery — albeit slow — was indeed under way. Credit markets, which hit lows in 2008, showed improvement as companies benefited from greater access to credit and low interest rates. Thanks to cost-cutting measures implemented by many companies during 2009, the outlook for corporate profitability improved significantly in 2010.

In the second quarter of 2010, however, a number of issues challenged U.S. and global markets causing the Fund’s benchmark, the Russell 2000 Index, to fall -9.9%. Among the developments: sovereign debt concerns in Europe, skepticism surrounding the sustainability of a U.S. economic recovery, and signs of a slowdown in China. Despite these concerns, China’s economic growth did

A number of welcome and positive economic signs emerged in the latter part of 2009 and early 2010. Robust industrial production trends and an uptick in consumer spending generated healthier gains, suggesting a recovery — albeit slow — was indeed under way. Credit markets, which hit lows in 2008, showed improvement as companies benefited from greater access to credit and low interest rates. Thanks to cost-cutting measures implemented by many companies during 2009, the outlook for corporate profitability improved significantly in 2010.

1

Portfolio management review
Delaware Small Cap Core Fund

not slow as sharply as many had anticipated and European central banks managed to avert a debt crisis. Furthermore, the U.S. economy avoided a double-dip recession despite unemployment rates staying at stubbornly high levels during the Fund’s fiscal year.

In the third quarter of 2010, the U.S. equity market rebounded from its second quarter selloff, climbing 11% (source: Bloomberg). Given the market’s gains and ongoing uncertainty, we maintained a more selective approach to stock picking during the remainder of the Fund’s fiscal year. Additionally, while headwinds on the unemployment front persisted, there was plenty of reason for optimism. Corporate fundamentals remained intact marked by what we viewed as strong balance sheets, attractive valuations, positive cash flow generation, and compelling price-to earnings ratios.

Financials and technology benefit from economic strengthening

The Fund’s positioning during the year reflected pockets of economic optimism. Within cyclical areas of the investment universe—which typically rebound as industrial production improves — we increased the Fund’s exposure to areas such as capital goods and energy. In a turnaround from the Fund’s previous fiscal year, we took a bullish position on technology — a sector of the economy that was a direct beneficiary of an improving environment and favorable secular trends. Consumer discretionary and consumer services, which struggled in 2009, also appeared poised for a recovery as we anticipated that demand would improve in certain niche categories.

During the period, the Fund benefited from exposure to more cyclical areas of the small-cap market. Among the Fund’s strongest performers were those in the financial sector. The investment team’s focus on insurance companies proved very beneficial as this subsector generally outperformed the broader financial universe. The Fund’s holdings in banks also fared well, supported by our emphasis on well-capitalized companies that we felt could expand their footprint amid a weak economic environment.

Technology was another contributor to performance with internet and software posting the sector’s strongest returns. As the economy strengthened, many companies grew more optimistic, fueling an uptick in technology spending. Valuations moved sharply upwards off of the 2009 lows, supported by strong revenue growth and increased merger-and-acquisition activity within the sector.

There were a number of strong performers among companies in the capital goods sector, which benefited from a rebound in industrial demand. The global economic slowdown and credit crunch halted many infrastructure initiatives in 2008 and 2009. As demand recovered and capital markets opened up in 2010, however, many companies resumed once-halted infrastructure projects and started to increase their capital spending. The sector also benefited from strong demand in emerging markets — an area we believe has the potential to continue to offer attractive growth prospects.

During the fiscal year, notable gains were posted by the Fund’s overweight position in iGATE, an IT and business process outsourcing company which benefited

2

from heightened demand for its consulting services. OSI Pharmaceuticals — a biotechnology company that manufactures drugs for cancer, diabetes, and obesity — was also a notable performer. In June 2010, the company was acquired by Astellas, a Japanese pharmaceutical company, for a large premium. We sold out of our position in OSI Pharmaceuticals after it was announced that the company was being acquired. Given the stock’s performance after this announcement was made, we believed there was very little upside left in the stock. Another notable contributor to performance was Rosetta Resources, an oil and gas exploration and production company. Despite low energy prices, the company generated strong production results, offering above average earnings growth potential in 2011.

Several holdings hindered Fund performance

In the basic materials sector, the Fund’s position in specialty chemical producer Spartech was one of the most significant detractors from Fund performance. The stock sold off sharply as the company’s ongoing restructuring initiatives failed to yield positive results during the year, leading to the elimination of its CEO. We exited the position in the company due to our concerns that operational issues could linger over the medium term, which could lead to further downward pressure on the stock.

In the media sector, DG FastChannel, a digital network provider that delivers video content between broadcasters and other parties, also created headwinds for the Fund’s performance. The company reported an unexpected slowdown in demand during the second quarter of 2010, prompting us to eliminate the holding from the Fund.

In business services, Willbros Group, an engineering and construction firm focused on energy infrastructure, saw its stock price decline. The company was challenged by project delays within its utility customer segment and an ongoing contract dispute with a large customer, causing downward pressure on its stock price. We eliminated the Fund’s position as a result.

We remain cautiously optimistic given the recent market strength and higher valuations. We will continue to maintain our bottom-up investment approach, evaluating each security on a stock-by-stock basis and seeking those with valuations that, in our view, appear attractive relative to the company’s long-term potential. With that being said, we will look for opportunities to shift assets out of stronger performing sectors, including capital goods and technology, into areas of the market that we believe may be poised for a rebound.

3

Performance summary Delaware Small Cap Core Fund	November 30, 2010

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Fund performance	Average annual total returns through Nov. 30, 2010
	1 year	5 years	10 years	Lifetime
Class A (Est. Dec. 29, 1998)
Excluding sales charge	+27.57%	+1.52%	+9.20%	n/a
Including sales charge	+20.28%	+0.33%	+8.56%	n/a
Class C (Est. Aug. 1, 2005)
Excluding sales charge	+26.56%	+0.75%	n/a	+0.33%
Including sales charge	+25.56%	+0.75%	n/a	+0.33%
Class R (Est. Aug. 1, 2005)
Excluding sales charge	+27.37%	+1.32%	n/a	+0.85%
Including sales charge	+27.37%	+1.32%	n/a	+0.85%
Institutional Class (Est. Dec. 29, 1998)
Excluding sales charge	+27.83%	+1.77%	+9.35%	n/a
Including sales charge	+27.83%	+1.77%	+9.35%	n/a

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for certain classes during the periods shown in the “Fund performance” chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expense ratios” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 4 through 6.) Performance would have been lower had the expense limitations not been in effect.

The Fund offers Class A, C, R, and Institutional Class shares.

Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. This fee has

4

been contractually limited to 0.25% of average daily net assets from March 30, 2010, through March 30, 2011.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from March 30, 2010, through March 30, 2011.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

Instances of high double-digit returns are unusual, cannot be sustained, and were primarily achieved during favorable market conditions.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” chart. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding any 12b-1 fees and certain other expenses) from exceeding 1.15% of the Fund’s average daily net assets from March 30, 2010, through March 30, 2011. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses	1.63%	2.33%	1.93%	1.33%
(without fee waivers)
Net expenses	1.40%	2.15%	1.65%	1.15%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

5

Performance summary
Delaware Small Cap Core Fund

Performance of a $10,000 investment
Average annual total returns from Nov. 30, 2000, through Nov. 30, 2010

For period beginning Nov. 30, 2000, through Nov. 30, 2010	Starting value	Ending value
Delaware Small Cap Core Fund — Class A shares	$9,425	$22,722
Russell 2000 Index	$10,000	$18,587

The chart assumes $10,000 invested in the Fund on Nov. 30, 2000, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 4 through 6.

The chart also assumes $10,000 invested in the Russell 2000 Index as of Nov. 30, 2000.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes shareholders would pay on Fund distributions or redemptions of Fund shares.

	Nasdaq symbols	CUSIPs
Class A	DCCAX	24610B883
Class C	DCCCX	24610B867
Class R	DCCRX	24610B834
Institutional Class	DCCIX	24610B859

6

Disclosure of Fund expenses
For the six-month period from June 1, 2010 to November 30, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from June 1, 2010 to November 30, 2010.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware Small Cap Core Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	6/1/10	11/30/10	Expense Ratio	6/1/10 to 11/30/10*
Actual Fund Return
Class A	$1,000.00	$1,104.00	1.40%	$7.38
Class C	1,000.00	1,099.50	2.15%	11.32
Class R	1,000.00	1,103.00	1.65%	8.70
Institutional Class	1,000.00	1,105.30	1.15%	6.07
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.05	1.40%	$7.08
Class C	1,000.00	1,014.29	2.15%	10.86
Class R	1,000.00	1,016.80	1.65%	8.34
Institutional Class	1,000.00	1,019.30	1.15%	5.82

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

9

Sector allocation and top 10 holdings
Delaware Small Cap Core Fund	As of November 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector	Percentage of net assets
Common Stock	97.54%
Basic Materials	3.48%
Business Services	6.06%
Capital Goods	12.19%
Communication Services	2.07%
Consumer Discretionary	7.34%
Consumer Services	4.73%
Consumer Staples	2.62%
Energy	5.64%
Financials	12.42%
Health Care	10.98%
Media	1.24%
Real Estate	5.68%
Technology	20.24%
Transportation	0.95%
Utilities	1.90%
Exchange Traded Fund	1.03%
Discount Note	1.64%
Securities Lending Collateral	24.86%
Total Value of Securities	125.07%
Obligation to Return Securities Lending Collateral	(25.16%)
Receivables and Other Assets Net of Liabilities	0.09%
Total Net Assets	100.00%

10

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 holdings	Percentage of net assets
Rosetta Resources	1.10%
ishares Russell 2000 Index Fund	1.03%
Chart Industries	0.99%
HUB Group	0.95%
United Stationers	0.94%
Berry Petroleum Class A	0.94%
Esterline Technologies	0.87%
Lufkin Industries	0.85%
Home Properties	0.84%
Tanger Factory Outlet Centers	0.83%

11

Statement of net assets
Delaware Small Cap Core Fund	November 30, 2010

		Number of shares	Value
Common Stock – 97.54%
Basic Materials – 3.48%
†	Kapstone Paper & Packaging	29,200	$429,824
	Rock-Tenn Class A	10,290	556,586
*†	Rockwood Holdings	14,680	560,336
	Schulman (A.)	21,600	437,400
*	Silgan Holdings	13,960	477,990
			2,462,136
Business Services – 6.06%
†*	AMN Healthcare Services	65,630	367,528
†*	CRA International	11,520	254,592
†	Kforce	28,950	437,435
*	Lincoln Educational Services	19,730	289,242
*	McGrath RentCorp	10,180	284,226
†*	Metalico	74,600	326,002
†*	TeleTech Holdings	24,500	464,520
†*	Tetra Tech	16,500	381,315
†*	Titan Machinery	23,250	487,435
	U.S. Ecology	20,980	329,596
†	United Stationers	10,450	663,261
			4,285,152
Capital Goods – 12.19%
	AAON	16,250	416,813
*	Acuity Brands	10,120	545,063
*	Applied Industrial Technologies	19,140	571,903
*	Barnes Group	22,300	425,707
†	Chart Industries	22,040	697,126
†*	Columbus McKinnon	26,020	426,988
*	Cooper Tire & Rubber	20,800	434,512
	Ducommun	14,900	333,462
	ESCO Technologies	12,000	420,960
†	Esterline Technologies	10,400	612,352
†	Gibraltar Industries	30,800	313,236
*	Granite Construction	10,400	263,848
†*	Kadant	18,600	356,934
	Koppers Holdings	17,920	512,512
*	Lufkin Industries	11,880	601,484
†	MYR Group/Delaware	23,400	369,018
†	Rofin-Sinar Technologies	16,400	470,844

12

		Number of shares	Value
Common Stock (continued)
Capital Goods (continued)
†	Tenneco	15,000	$546,900
	Tutor Perini	15,380	292,989
			8,612,651
Communication Services – 2.07%
*	Alaska Communications Systems Group	33,400	352,036
	Atlantic Tele-Network	6,484	222,336
†	IPG Photonics	17,400	498,685
	NTELOS Holdings	22,890	388,672
			1,461,729
Consumer Discretionary – 7.34%
*	Big 5 Sporting Goods	25,800	356,040
†*	Citi Trends	12,100	286,649
†*	DSW Class A	11,500	449,650
†*	G-III Apparel Group	17,700	484,449
†*	Iconix Brand Group	30,700	573,476
†*	Jo-Ann Stores	6,250	302,750
	Jones Apparel Group	25,100	339,854
†*	Jos. A. Bank Clothiers	8,950	403,108
†	Perry Ellis International	16,600	451,686
*	Steven Madden	12,800	579,200
†	Susser Holdings	41,150	553,056
†*	ULTA Salon Cosmetics & Fragrance	11,700	408,915
			5,188,833
Consumer Services – 4.73%
	AFC Enterprises	40,600	539,168
†	Alaska Air Group	9,100	500,500
†*	Bally Technologies	12,740	499,026
†*	Buffalo Wild Wings	11,920	578,001
†	CEC Entertainment	11,810	443,111
†*	Jack in the Box	14,980	301,323
†*	Shuffle Master	45,000	482,850
			3,343,979
Consumer Staples – 2.62%
*	Casey’s General Stores	13,500	536,558
†*	Fresh Market	9,189	333,101
	J&J Snack Foods	10,400	475,800
†	Prestige Brands Holdings	43,200	508,464
			1,853,923

13

Statement of net assets
Delaware Small Cap Core Fund

		Number of shares	Value
Common Stock (continued)
Energy – 5.64%
*	Berry Petroleum Class A	17,400	$663,114
†*	Bristow Group	12,950	568,635
†*	Carrizo Oil & Gas	19,900	577,498
†*	Key Energy Group	45,900	472,770
†*	Pioneer Drilling	55,600	380,860
†*	Rosetta Resources	21,800	780,876
†*	Swift Energy	14,800	540,052
			3,983,805
Financials – 12.42%
	Alterra Capital Holdings	20,050	407,817
	American Equity Investment Life Holding	42,200	463,356
	Amtrust Financial Services	23,600	377,836
	Apollo Investment	48,450	511,631
	Boston Private Financial Holdings	65,200	350,124
	City Holding	12,850	412,100
	Delphi Financial Group Class A	18,200	467,376
	Dime Community Bancshares	31,900	435,435
	Flushing Financial	30,700	411,380
	GFI Group	67,900	315,056
	Harleysville Group	12,970	461,602
	Independent Bank (MA)	13,700	332,773
†	optionsXpress Holdings	24,200	418,418
	Park National	7,000	472,920
†	Piper Jaffray	12,200	365,634
†	ProAssurance	8,330	493,386
	Prosperity Bancshares	14,400	468,576
	Provident Financial Services	33,440	460,803
†	Texas Capital Bancshares	22,300	421,024
	Trustmark	21,300	454,542
	Webster Financial	16,700	275,550
			8,777,339
Health Care – 10.98%
†*	Acorda Therapeutics	11,700	308,295
†*	Air Methods	9,000	443,070
†	Align Technology	27,970	489,195
†*	Alkermes	32,630	341,962
†*	Catalyst Health Solutions	12,890	553,239
†	Celera	45,110	255,774

14

		Number of shares	Value
Common Stock (continued)
Health Care (continued)
†*	Conmed	21,940	$471,929
†	CryoLife	45,200	254,928
†	Eurand	44,450	487,617
	ICON ADR	20,200	406,626
†	Inspire Pharmaceuticals	59,900	418,102
*	Martek Biosciences	16,400	360,800
†	Merit Medical Systems	27,190	414,376
†*	Onyx Pharmaceuticals	18,990	559,256
†*	PharMerica	16,486	179,038
†*	Quidel	29,900	394,979
†*	Regeneron Pharmaceuticals	13,110	377,830
†*	SonoSite	13,750	417,725
†	Sun Healthcare Group	17,217	168,723
	West Pharmaceutical Services	12,110	459,211
			7,762,675
Media – 1.24%
†*	Carmike Cinemas	23,600	198,004
*	Meredith	7,400	248,788
	National CineMedia	23,050	430,113
			876,905
Real Estate – 5.68%
*	BioMed Realty Trust	28,900	509,507
*	Dupont Fabros Technology	17,900	404,361
*	EastGroup Properties	12,800	510,336
*	Entertainment Properties Trust	12,400	574,120
*	Home Properties	11,110	595,385
†	Sabra Healthcare REIT	19,217	327,644
*	Sovran Self Storage	14,030	505,501
*	Tanger Factory Outlet Centers	12,200	585,356
			4,012,210
Technology – 20.24%
†*	Amkor Technology	61,800	430,128
*	Anixter International	9,150	511,211
†	Applied Micro Circuits	33,700	312,736
†*	Arris Group	33,600	336,336
†*	Atheros Communications	6,600	214,896
†	FARO Technologies	21,690	563,288

15

Statement of net assets
Delaware Small Cap Core Fund

		Number of shares	Value
Common Stock (continued)
Technology (continued)
*	iGate	18,880	$377,600
†	IXYS	34,400	384,936
†*	j2 Global Communications	19,900	532,922
†	JDA Software Group	18,650	492,453
†*	Keyw Holding	23,382	292,275
†	Knology	27,350	420,917
†	Lawson Software	67,750	581,972
†*	Liquidity Services	25,300	391,391
†*	LogMeln	6,900	302,151
†	Netgear	12,410	394,390
*	NIC	46,400	387,440
	Plantronics	13,500	482,895
†*	Progress Software	12,550	484,054
*	Quality Systems	6,350	409,512
†*	QuinStreet	22,000	440,000
†*	Rackspace Hosting	18,700	545,478
†	Radiant Systems	23,900	431,395
†*	RightNow Technologies	13,900	352,087
†*	SAVVIS	22,450	564,168
†*	Semtech	21,000	491,190
†	SolarWinds	23,280	415,781
†	SS&C Technologies Holdings	22,249	431,853
†	Synaptics	16,720	476,520
†	Tekelec	33,990	419,777
†*	ValueClick	34,030	528,826
†*	ViaSat	10,030	414,841
†*	Vocus	19,950	488,376
			14,303,795
Transportation – 0.95%
	HUB Group Class A	20,570	671,199
			671,199
Utilities – 1.90%
*	Cleco	14,300	433,719
	Northwestern	9,800	282,338
*	UIL Holdings	10,416	305,918
*	UNITIL	13,890	319,748
			1,341,723
Total Common Stock (cost $56,676,715)			68,938,054

16

	Number of shares	Value
Exchange Traded Fund – 1.03%
* ishares Russell 2000 Index Fund	10,000	$727,000
Total Exchange Traded Fund (cost $703,635)		727,000

	Principal amount
≠Discount Note – 1.64%
Federal Home Loan Bank 0.07% 12/1/10	$1,161,003	1,161,003
Total Discount Note (cost $1,161,003)		1,161,003

Total Value of Securities Before Securities
Lending Collateral – 100.21% (cost $58,541,353)		70,826,057

	Number of shares
Securities Lending Collateral** – 24.86%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	232,059	225,515
Delaware Investments Collateral Fund No. 1	17,344,399	17,344,399
†@Mellon GSL Reinvestment Trust II	203,386	0
Total Securities Lending Collateral (cost $17,779,844)		17,569,914

Total Value of Securities – 125.07%
(cost $76,321,197)		88,395,971	©
Obligation to Return Securities
Lending Collateral** – (25.16%)		(17,779,844)
Receivables and Other Assets
Net of Liabilities – 0.09%		59,098
Net Assets Applicable to 6,349,948
Shares Outstanding – 100.00%		$70,675,225

Net Asset Value – Delaware Small Cap Core Fund
Class A ($23,191,217 / 2,079,070 Shares)		$11.15
Net Asset Value – Delaware Small Cap Core Fund
Class C ($8,284,804 / 772,564 Shares)		$10.72
Net Asset Value – Delaware Small Cap Core Fund
Class R ($5,321,968 / 482,638 Shares)		$11.03
Net Asset Value – Delaware Small Cap Core Fund
Institutional Class ($33,877,236 / 3,015,676 Shares)		$11.23

17

Statement of net assets
Delaware Small Cap Core Fund

Components of Net Assets at November 30, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$81,652,588
Undistributed net investment income	280,680
Accumulated net realized loss on investments	(23,332,817)
Net unrealized appreciation of investments	12,074,774
Total net assets	$70,675,225

†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
@	Illiquid security. At November 30, 2010, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
©	Includes $17,193,680 of securities loaned.

Summary of abreviations:

ADR — American Depositary Receipts
REIT — Real Estate Investment Trust

Net Asset Value and Offering Price Per Share –
Delaware Small Cap Core Fund
Net asset value Class A (A)	$11.15
Sales charge (5.75% of offering price) (B)	0.68
Offering price	$11.83

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

18

Statement of operations
Delaware Small Cap Core Fund	Year Ended November 30, 2010

Investment Income:
Dividends	$1,178,062
Securities lending income	57,016
Interest	1,163
Foreign tax withheld	(22)	$1,236,219

Expenses:
Management fees	530,561
Distribution expenses – Class A	68,579
Distribution expenses – Class C	79,568
Distribution expenses – Class R	28,574
Dividend disbursing and transfer agent fees and expenses	172,022
Registration fees	56,656
Reports and statements to shareholders	29,084
Accounting and administration expenses	28,055
Dues and services	20,608
Audit and tax	14,742
Legal fees	8,180
Trustees’ fees	4,240
Custodian fees	3,061
Pricing fees	2,956
Insurance fees	2,889
Consulting fees	1,028
Trustees’ expenses	311	1,051,114
Less fees waived		(59,925)
Less waived distribution expenses – Class A		(11,409)
Less waived distribution expenses – Class R		(4,754)
Less expense paid indirectly		(202)
Total operating expenses		974,824
Net Investment Income		261,395

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		3,522,341
Net change in unrealized appreciation/depreciation
of investments		12,929,275
Net Realized and Unrealized Gain on Investments		16,451,616

Net Increase in Net Assets Resulting from Operations		$16,713,011

See accompanying notes, which are an integral part of the financial statements.

20

Statements of changes in net assets
Delaware Small Cap Core Fund

	Year Ended
	11/30/10	11/30/09
Increase (Decrease) in Net Assets from Operations:
Net investment income	$261,395	$25,115
Net realized gain (loss) on investments and
foreign currencies	3,522,341	(11,634,973)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	12,929,275	24,460,977
Net increase in net assets resulting from operations	16,713,011	12,851,119

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(18,850)
Institutional Class	(17,356)	(108,923)
	(17,356)	(127,773)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,306,525	10,062,961
Class C	686,381	1,721,059
Class R	2,049,922	2,086,498
Institutional Class	7,109,533	7,210,564

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	—	16,791
Institutional Class	17,356	108,923
	14,169,717	21,206,796
Cost of shares repurchased:
Class A	(11,425,713)	(7,249,016)
Class C	(1,741,133)	(3,393,126)
Class R	(1,642,766)	(1,611,578)
Institutional Class	(11,609,584)	(6,069,148)
	(26,419,196)	(18,322,868)
Increase (decrease) in net assets derived from capital
share transactions	(12,249,479)	2,883,928
Net Increase in Net Assets	4,446,176	15,607,274

Net Assets:
Beginning of year	66,229,049	50,621,775
End of year (including undistributed net investment
income of $280,680 and $10,462, respectively)	$70,675,225	$66,229,049

See accompanying notes, which are an integral part of the financial statements.

21

Financial highlights
Delaware Small Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Year Ended
11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
$8.740	$6.930	$12.150	$13.030	$11.380

0.034	0.003	0.019	(0.010)	(0.015)
2.376	1.815	(4.747)	(0.450)	1.895
2.410	1.818	(4.728)	(0.460)	1.880

—	(0.008)	—	—	—
—	—	(0.492)	(0.420)	(0.230)
—	(0.008)	(0.492)	(0.420)	(0.230)

$11.150	$8.740	$6.930	$12.150	$13.030

27.57%	25.36%	(40.55% )	(3.62% )	16.83%

$23,191	$24,512	$17,529	$41,871	$25,220
1.40%	1.45%	1.34%	1.29%	1.26%

1.54%	1.63%	1.57%	1.47%	1.73%
0.35%	0.04%	0.19%	(0.07% )	(0.13% )

0.21%	(0.14% )	(0.04% )	(0.25% )	(0.60% )
37%	79%	84%	104%	121%

23

Financial highlights
Delaware Small Cap Core Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Year Ended
11/30/10		11/30/09		11/30/08	11/30/07	11/30/06
$8.470		$6.750		$11.940	$12.910	$11.360

(0.039)		(0.052)		(0.055)	(0.105)	(0.106)
2.289		1.772		(4.643)	(0.445)	1.886
2.250		1.720		(4.698)	(0.550)	1.780

—		—		(0.492)	(0.420)	(0.230)
—		—		(0.492)	(0.420)	(0.230)

$10.720		$8.470		$6.750	$11.940	$12.910

26.56%		25.48%		(41.03% )	(4.37% )	15.97%

$8,285		$7,468		$7,494	$18,697	$11,777
2.15%		2.20%		2.09%	2.04%	2.01%

2.24%		2.33%		2.27%	2.17%	2.43%
(0.40%	)	(0.71%	)	(0.56% )	(0.82% )	(0.88% )

(0.49%	)	(0.84%	)	(0.74% )	(0.95% )	(1.30% )
37%		79%		84%	104%	121%

25

Financial highlights
Delaware Small Cap Core Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Year Ended
11/30/10		11/30/09		11/30/08	11/30/07	11/30/06
$8.660		$6.870		$12.090	$13.000	$11.360

0.009		(0.016)		(0.005)	(0.042)	(0.047)
2.361		1.806		(4.723)	(0.448)	1.917
2.370		1.790		(4.728)	(0.490)	1.870

—		—		(0.492)	(0.420)	(0.230)
—		—		(0.492)	(0.420)	(0.230)

$11.030		$8.660		$6.870	$12.090	$13.000

27.37%		26.06%		(40.75% )	(3.86% )	16.78%

$5,322		$3,848		$2,611	$3,100	$215
1.65%		1.70%		1.59%	1.54%	1.51%

1.84%		1.93%		1.87%	1.77%	2.03%
0.10%		(0.21%	)	(0.06% )	(0.32% )	(0.38% )

(0.09%	)	(0.44%	)	(0.34% )	(0.55% )	(0.90% )
37%		79%		84%	104%	121%

27

Financial highlights
Delaware Small Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

28

Year Ended
11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
$8.790	$6.970	$12.190	$13.040	$11.390

0.060	0.022	0.044	0.023	0.015
2.385	1.830	(4.772)	(0.453)	1.895
2.445	1.852	(4.728)	(0.430)	1.910

(0.005)	(0.032)	—	—	(0.030)
—	—	(0.492)	(0.420)	(0.230)
(0.005)	(0.032)	(0.492)	(0.420)	(0.260)

$11.230	$8.790	$6.970	$12.190	$13.040

27.83%	25.78%	(40.41% )	(3.38% )	17.13%

$33,877	$30,401	$22,988	$31,176	$15,482
1.15%	1.20%	1.09%	1.04%	1.01%

1.24%	1.33%	1.27%	1.17%	1.43%
0.60%	0.29%	0.44%	0.18%	0.12%

0.51%	0.16%	0.26%	0.05%	(0.30% )
37%	79%	84%	104%	121%

29

Notes to financial statements Delaware Small Cap Core Fund	November 30, 2010

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Open-end investment companies are valued at their published net asset value. Short-term debt securities are valued at market value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken

30

in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2007 – November 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended November 30, 2010.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended November 30, 2010.

31

Notes to financial statements
Delaware Small Cap Core Fund

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended November 30, 2010, the Fund earned $202 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective March 30, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 1.15% of average daily net assets of the Fund through March 31, 2011. Prior to March 30, 2010, this waiver was voluntary. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended November 30, 2010, the Fund was charged $3,532 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 31, 2011, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

32

At November 30, 2010, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$45,000
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	4,134
Distribution fees payable to DDLP	13,766
Other expenses payable to DMC and affiliates*	4,089

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended November 30, 2010, the Fund was charged $2,186 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended November 30, 2010, DDLP earned $3,657 for commissions on sales of the Fund’s Class A shares. For the year ended November 30, 2010, DDLP received gross CDSC commissions of $0 and $647 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended November 30, 2010, the Fund made purchases of $25,530,934 and sales of $38,152,701 of investment securities other than short-term investments.

At November 30, 2010, the cost of investments for federal income tax purposes was $78,575,527. At November 30, 2010, the net unrealized appreciation was $9,820,444, of which $14,830,289 related to unrealized appreciation of investments and $5,009,845 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own

33

Notes to financial statements
Delaware Small Cap Core Fund

3. Investments (continued)

assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2010:

	Level 1	Level 2	Total
Common Stock	$68,938,054	$—	$68,938,054
Investment Companies	727,000	—	727,000
Short Term	—	1,161,003	1,161,003
Securities Lending Collateral	—	17,569,914	17,569,914
Total	$69,665,054	$18,730,917	$88,395,971

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 11/30/09	$9,105
Sales	(10,840)
Net change in unrealized appreciation/depreciation	1,735
Balance as of 11/30/10	$0

Net change in unrealized appreciation/depreciation
from investments still held as of 11/30/10	$(8,644)

34

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s fiscal year ending November 30, 2011 and interim periods therein. During the year ended November 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended November 30, 2010 and 2009 was as follows:

	Year Ended
	11/30/10	11/30/09
Ordinary Income	$17,356	$127,773

5. Components of Net Assets on a Tax Basis

As of November 30, 2010, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$81,652,588
Undistributed ordinary income	280,680
Capital loss carryforwards as of 11/30/10	(21,078,487)
Unrealized appreciation of investments	9,820,444
Net assets	$70,675,225

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

The undistributed earnings for the Fund are estimated pending final notification of the tax character of distributions received from investments in REITs.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the year ended November 30, 2010, the Fund recorded the following reclassifications.

Undistributed net investment income	$26,179
Paid-in capital	(26,179)

35

Notes to financial statements
Delaware Small Cap Core Fund

5. Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $3,302,855 was utilized in 2010. Capital loss carryforwards remaining at November 30, 2010 will expire as follows: $11,444,334 expires in 2016 and $9,634,153 expires in 2017.

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	11/30/10	11/30/09
Shares sold:
Class A	429,893	1,272,014
Class C	72,175	237,544
Class R	205,640	273,019
Institutional Class	711,873	942,754

Shares issued upon reinvestment of dividends and distributions:
Class A	—	2,392
Institutional Class	1,846	15,472
	1,421,427	2,743,195

Shares repurchased:
Class A	(1,154,997)	(1,000,945)
Class C	(181,685)	(465,821)
Class R	(167,239)	(208,639)
Institutional Class	(1,158,242)	(797,017)
	(2,662,163)	(2,472,422)
Net increase (decrease)	(1,240,736)	270,773

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

36

Effective as of November 16, 2010, the Fund along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of November 30, 2010 or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund

37

Notes to financial statements
Delaware Small Cap Core Fund

8. Securities Lending (continued)

is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At November 30, 2010, the value of securities on loan was $17,193,680 for which cash collateral was received and invested in accordance with the Lending Agreement. At November 30, 2010, the value of invested collateral was $17,569,914. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended November 30, 2010. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated DMC the day-to-day functions of determining whether

38

individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined no material events or transactions occurred subsequent to November 30, 2010 that would require recognition or disclosure in the Fund’ financial statements.

12. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended November 30, 2010, the Fund designates distributions paid during the year as follows:

(A)	Ordinary Income Distributions (Tax Basis)	100%
(B)	Qualifying Dividends1	100%

(A) is based on a percentage of the Fund’s total distributions.
(B) is based on a percentage of the Fund’s ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
*For the fiscal year ended November 30, 2010, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $17,356 to be taxed at maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2010 Form 1099-DIV. Complete information will be computed and reported in conjunction with your 2009 or 2010 Form 1099-DIV.

39

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds V
and the Shareholders of Delaware Small Cap Core Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Small Cap Core Fund (one of the series constituting Delaware Group Equity Funds V, hereafter referred to as the “Fund”) at November 30, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 2010 by correspondence with the custodian, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended November 30, 2009 and the financial highlights for each of the four years in the period ended November 30, 2009 were audited by other independent accountants whose report dated January 21, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 19, 2011

40

Other Fund information
(Unaudited)
Delaware Small Cap Core Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds V (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

41

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

42

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	78	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.2		Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007 – 2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

43

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

44

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	78	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)

Investment Manager		Chairman of Investment
Morgan Stanley & Co.		Committee
(January 1984–March 2004)		Pennsylvania Academy of
Fine Arts

Investment Committee and
Governance Committee
Member
Pennsylvania Horticultural
Society

President	78	Director
Drexel University		Community Health Systems
(August 2010–Present)
Director — Ecore
President		International
Franklin & Marshall College		(2009 – 2010)
(July 2002–July 2010)
Director — Allied
Executive Vice President		Barton Securities Holdings
University of Pennsylvania		(2005 – 2008)
(April 1995–June 2002)

Founder and	78	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	78	None
Assurant, Inc. (Insurance)
(2002–2004)

45

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 19973
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

46

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	78	Director and Audit
ARL Associates		Committee Chair –
(Financial Planning)		Systemax Inc.
(1983–Present)		(2001 – 2009)

Director and Audit
Committee Chairperson –
Andy Warhol Foundation
(1999 – 2007)

President and	78	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)
Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
Compensation Committee
Spanlink Communications

Lead Director and Member of
Compensation and
Governance Committees
Valmont Industries, Inc.
(1987 – 2010)

47

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
2005 Market Street
Philadelphia, PA 19103
February 1936

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

48

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Director
Banner Health
(1996 – 2007)

Vice President and Treasurer	78	Director
(January 2006–Present)		Okabena Company
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	78	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder		Director
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)		(2003 – 2008)
(September 1996–Present)

49

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

50

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	78	None4
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	78	None4
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	78	None4
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	78	None4
various executive capacities
at different times at
Delaware Investments.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

51

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Core Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

52

Annual report Delaware Small Cap Value Fund November 30, 2010 Value equity mutual fund
This annual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Value Fund.

The figures in the annual report for Delaware Small Cap Value Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Small Cap Value Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Small Cap Value Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Small Cap Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Sector allocation and top 10 holdings	10
Statement of net assets	11
Statement of operations	16
Statements of changes in net assets	18
Financial highlights	20
Notes to financial statements	30
Report of independent registered
public accounting firm	41
Other Fund information	42
Board of trustees/directors and
officers addendum	44
About the organization	54

Unless otherwise noted, views expressed herein are current as of Nov. 30, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Small Cap Value Fund	December 7, 2010

Performance preview (for the year ended November 30, 2010)
Delaware Small Cap Value Fund (Class A shares)	1-year return	+31.53%
Russell 2000® Value Index (benchmark)	1-year return	+23.66%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Small Cap Value Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

The bull market in United States stocks that began in March 2009 continued during the Fund’s fiscal year, with smaller stocks outperforming their large-cap cousins by a wide margin. A few notes on how the fiscal year transpired:
  As the Fund’s fiscal year began on Dec. 1, 2009, the domestic equity market was in the midst of a powerful rally that had begun nine months earlier. Though there were signs that the U.S. economy was decelerating from the relatively brisk pace it had set during the last half of 2009, news reports showed that earnings were consistently exceeding analysts’ expectations, yields on cash and bonds were significantly low, and monetary policy remained ultra-loose.

  Between late April and early July 2010, however, small-cap stocks tumbled by nearly 20% as an acute liquidity shortfall in Greece reignited fears of yet another financial crisis, this time centered in the euro zone banking sector. As European political and monetary leaders debated a solution, many investors grew increasingly risk averse, triggering a virtual stampede into “safe haven” assets, including (1) U.S. and German government bonds, (2) the U.S. dollar and Japanese yen, and (3) precious metals. When Greece finally agreed to severe austerity measures and accepted a financial bailout, stocks stabilized and subsequently bounced back within a 10% trading range over the next several weeks.

  During July and August of 2010, fears for the fledgling U.S. economic recovery reached serious proportions. Talk of a double-dip recession was commonplace as a series of downbeat economic indicators — most notably from the labor and housing markets — dissuaded many investors from fully embracing riskier assets like stocks. Given that another recession could have led to broad-based deflation, the Federal Reserve sprung into action. In a speech to a gathering of global central bankers in late August, Fed Chairman Ben Bernanke intimated that the government would undertake a second round of quantitative easing, in which it would buy intermediate-term Treasury debt. Bernanke’s plan was approved by the Federal Open Market Committee in September 2010 and launched in early November. The second round of quantitative easing, which could involve purchases of up to $600 billion before June 2011, ignited a strong rally in equities, including small caps.

1

Portfolio management review
Delaware Small Cap Value Fund
  Generally speaking, stock prices retreated over the final few weeks of the Fund’s fiscal year, as the outbreak of a sovereign debt crisis in Ireland caused many investors to pause and take profits. Fighting on the Korean peninsula and fears of a major monetary tightening cycle in China also restrained bullish sentiment. Unlike the initial phase of the euro zone crisis in the spring, there were scant signs of panic or emotion-based selling during the Ireland episode, despite the possibility that similar fiscal problems could spread to Portugal and Spain.
Within the Fund

Delaware Small Cap Value Fund returned +31.53% at net asset value and +23.97% at maximum offer price (both figures represent Class A shares with distributions reinvested) for the fiscal year ended Nov. 30, 2010. For the same period, the Russell 2000 Value Index returned +23.66%. Complete annualized performance for Delaware Small Cap Value Fund is shown in the table on page 4.

The Fund’s overweight allocation to the capital spending, consumer staples, basic industry, energy, and technology sectors contributed to the Fund’s relative performance, as did its underweight allocation to financial services. But the bulk of the Fund’s outperformance can be attributed to solid security selection across the Fund’s portfolio. Two technology companies, Cirrus Logic and Vishay Intertechnology, posted particularly notable gains. Cirrus Logic makes component parts for numerous Apple products, including the popular iPod and iPad. Though we retain a significant allocation to the stock, we nonetheless trimmed the Fund’s position as it moved higher.

The semiconductor manufacturer Vishay Intertechnology benefited from cyclical factors related to the global economic recovery and from company-specific developments. The company bolstered its balance sheet in recent years and, in our view, has a history of making prudent acquisitions. We continue to hold Vishay in the Fund, though at somewhat reduced levels.

The Fund’s holdings in Finish Line also contributed to relative performance. The company, a major retailer of athletic shoes, apparel, and accessories, beat earnings expectations in each quarter of the Fund’s fiscal year and enjoyed positive same-store sales comparison over the reporting period. Though the stock made significant gains during the fiscal year, we still believe it has upside potential.

Detracting from relative performance were Fund holdings in consumer cyclicals and real estate investment trusts (REITs). Insteel Industries, whose shares slid by more than 15% over the Fund’s fiscal year, was thought to be a major beneficiary of the U.S. government’s stimulus package. By midyear, however, new orders had failed to materialize, and we closed the position. The Fund’s stake in MDC Holdings, a major U.S. homebuilder, also detracted from performance. The stock dropped more than 10% during the fiscal year as the domestic housing market remained in the doldrums. Still, we maintained the stake in the company based on our view that it has a strong balance sheet, and it appears positioned

2

to benefit from an eventual recovery in the housing sector. A company from another impaired industry — financial services — also detracted from Fund results. Shares of Hancock Holding Company, a bank operating along the Gulf Coast, declined more than 20% during the fiscal year, mostly because of two quarters of weaker-than-expected earnings. However, in our view, the company is a high-quality financial institution with strong long-term prospects and the stock remains in the Fund’s portfolio.

Looking ahead

We believe the U.S. economic expansion should continue, and we have positioned the Fund’s portfolio accordingly. Specifically, we remain overweight in cyclical sectors, including technology, capital spending, consumer services, and basic industries, while maintaining below-benchmark allocations to defensive areas such as REITs and financial services.

We also think small-cap stocks may benefit if a resurgence in mergers and acquisitions activity occurs, which has often disproportionately benefited smaller companies because of their more modest price tags. We believe the ingredients for a stronger M&A market are in place: low borrowing costs, high corporate cash levels, and a soft economic environment in which acquiring other businesses can be an attractive way to grow earnings.

As always, we will continue to seek companies that generate high amounts of free cash flow, since those monies can be returned to shareholders through higher dividends and share buybacks. Given current projections of below-trend economic growth, spare capacity in labor and product markets should keep inflation under wraps, allowing the Fed to maintain its loose monetary policy. That, in turn, could help funnel excess liquidity into equities, where we believe valuations currently remain reasonable, especially compared with many competing asset classes.

3

Performance summary
Delaware Small Cap Value Fund	November 30, 2010

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Fund performance	Average annual total returns through Nov. 30, 2010
	1 year	5 years	10 years	Lifetime
Class A (Est. June 24, 1987)
Excluding sales charge	+31.53%	+3.80%	+10.01%	n/a
Including sales charge	+23.97%	+2.58%	+9.36%	n/a
Class B (Est. Sept. 6, 1994)
Excluding sales charge	+30.57%	+3.03%	+9.37%	n/a
Including sales charge	+26.57%	+2.67%	+9.37%	n/a
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+30.58%	+3.03%	+9.22%	n/a
Including sales charge	+29.58%	+3.03%	+9.22%	n/a
Class R (Est. June 2, 2003)
Excluding sales charge	+31.18%	+3.54%	n/a	+9.15%
Including sales charge	+31.18%	+3.54%	n/a	+9.15%
Institutional Class (Est. Nov. 9, 1992)
Excluding sales charge	+31.85%	+4.06%	+10.32%	n/a
Including sales charge	+31.85%	+4.06%	+10.32%	n/a

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for certain classes during the periods shown in the “Fund performance” chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expense ratios” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 4 through 6.) Performance would have been lower had the expense limitations not been in effect.

The Fund offers Class A, B, C, R, and Institutional Class shares.

4

Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from March 30, 2010, through March 30, 2011.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from March 30, 2010, through March 30, 2011.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

Instances of high double-digit returns are unusual, cannot be sustained, and were primarily achieved during favorable market conditions.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” chart. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding any 12b-1 plan and certain other expenses) from exceeding 1.20% of the Fund’s average daily net assets from March 30, 2010, through March 30, 2011. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.62%	2.32%	2.32%	1.92%	1.32%
(without fee waivers)
Net expenses	1.45%	2.20%	2.20%	1.70%	1.20%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

5

Performance summary
Delaware Small Cap Value Fund

Performance of a $10,000 investment
Average annual total returns from Nov. 30, 2000, through Nov. 30, 2010

For period beginning Nov. 30, 2000, through Nov. 30, 2010	Starting value	Ending value
Delaware Small Cap Value Fund — Class A Shares	$9,425	$24,464
Russell 2000 Value Index	$10,000	$22,941

The chart assumes $10,000 invested in the Fund on Nov. 30, 2000, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 4 through 6.

The chart also assumes $10,000 invested in the Russell 2000 Value Index as of Nov. 30, 2000.

The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes shareholders would pay on Fund distributions or redemptions of Fund shares.

	Nasdaq symbols	CUSIPs
Class A	DEVLX	246097109
Class B	DEVBX	246097307
Class C	DEVCX	246097406
Class R	DVLRX	246097505
Institutional Class	DEVIX	246097208

6

Disclosure of Fund expenses
For the six-month period from June 1, 2010 to November 30, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from June 1, 2010 to November 30, 2010.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware Small Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	6/1/10	11/30/10	Expense Ratio	6/1/10 to 11/30/10*
Actual Fund return
Class A	$1,000.00	$1,132.70	1.41%	$7.54
Class B	1,000.00	1,128.40	2.16%	11.52
Class C	1,000.00	1,128.40	2.16%	11.52
Class R	1,000.00	1,131.20	1.66%	8.87
Institutional Class	1,000.00	1,133.90	1.16%	6.21
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.00	1.41%	$7.13
Class B	1,000.00	1,014.24	2.16%	10.91
Class C	1,000.00	1,014.24	2.16%	10.91
Class R	1,000.00	1,016.75	1.66%	8.39
Institutional Class	1,000.00	1,019.25	1.16%	5.87

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

9

Sector allocation and top 10 holdings
Delaware Small Cap Value Fund	As of November 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector	Percentage of net assets
Common Stock	96.18%
Basic Industry	12.78%
Business Services	1.69%
Capital Spending	9.58%
Consumer Cyclical	2.28%
Consumer Services	12.33%
Consumer Staples	4.94%
Energy	8.11%
Financial Services	19.39%
Healthcare	4.37%
Real Estate	3.47%
Technology	11.73%
Transportation	2.98%
Utilities	2.53%
Discount Note	3.74%
Securities Lending Collateral	8.79%
Total Value of Securities	108.71%
Obligation to Return Securities Lending Collateral	(8.88%)
Receivables and Other Assets Net of Liabilities	0.17%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 holdings	Percentage of net assets
Whiting Petroleum	3.20%
Albemarle	2.55%
Del Monte Foods	2.54%
Walter Energy	2.52%
FMC	2.43%
Newfield Exploration	2.31%
Platinum Underwriters Holdings	2.30%
Gardener Denver	2.04%
Cytec Industries	1.91%
Infinity Property & Casualty	1.87%

10

Statement of net assets
Delaware Small Cap Value Fund	November 30, 2010

		Number of shares	Value
Common Stock – 96.18%
Basic Industry – 12.78%
	Albemarle	205,100	$11,093,859
	Ashland	1	15
†	Crown Holdings	240,100	7,450,303
	Cytec Industries	173,600	8,303,288
†	Ferro	220,900	3,152,243
*	FMC	136,000	10,583,520
	Glatfelter	155,200	1,930,688
*	Kaiser Aluminum	73,600	3,451,840
†	Thompson Creek Metals	292,700	3,556,305
	Valspar	185,900	6,142,136
			55,664,197
Business Services – 1.69%
	Brink’s	108,800	2,669,952
†	United Stationers	56,159	3,564,412
	Viad	47,000	1,116,250
			7,350,614
Capital Spending – 9.58%
	Actuant Class A	225,000	5,316,750
†	Altra Holdings	155,400	2,607,612
†	Chicago Bridge & Iron	193,700	5,483,647
	Gardner Denver	135,400	8,861,930
	Regal Beloit	93,800	5,721,800
*	Wabtec	59,100	2,732,193
	Walter Energy	106,900	10,972,216
			41,696,148
Consumer Cyclical – 2.28%
*	Autoliv	50,100	3,678,342
	Knoll	150,100	2,304,035
	MDC Holdings	158,000	3,945,260
			9,927,637
Consumer Services – 12.33%
	bebe Stores	152,700	983,388
	Brinker International	132,900	2,716,476
	Cato Class A	149,000	4,253,950
†*	CEC Entertainment	88,900	3,335,528
†*	Children’s Place Retail Stores	66,900	3,472,779
†*	Collective Brands	175,900	2,970,951

11

Statement of net assets
Delaware Small Cap Value Fund

		Number of shares	Value
Common Stock (continued)
Consumer Services (continued)
	Finish Line Class A	196,000	$3,498,600
†	Genesco	129,100	4,965,185
†	Jack in the Box	151,700	3,051,446
	Men’s Wearhouse	133,600	3,810,272
*	Meredith	102,400	3,442,688
†*	Movado Group	155,500	1,866,000
	PETsMART	126,800	4,800,648
@	Stage Stores	209,800	3,174,274
†	Warnaco Group	75,800	4,081,830
	Wolverine World Wide	104,350	3,260,938
			53,684,953
Consumer Staples – 4.94%
	Del Monte Foods	589,400	11,039,462
	Herbalife	113,900	7,816,957
*	Schweitzer-Mauduit International	42,600	2,675,706
			21,532,125
Energy – 8.11%
†	Forest Oil	140,100	4,794,222
†	Newfield Exploration	150,600	10,064,598
	Southwest Gas	185,300	6,491,059
†	Whiting Petroleum	126,700	13,943,335
			35,293,214
Financial Services – 19.39%
	Bank of Hawaii	135,200	5,854,160
	Berkley (W.R.)	105,300	2,810,457
	Boston Private Financial Holdings	326,900	1,755,453
	Community Bank System	144,800	3,486,784
	CVB Financial	142,700	1,123,049
	East West Bancorp	410,723	7,121,937
	First Financial Bancorp	180,300	2,978,556
	First Midwest Bancorp	173,400	1,624,758
	Hancock Holding	144,700	4,558,050
	Harleysville Group	164,800	5,865,232
	Independent Bank	179,700	4,364,913
	Infinity Property & Casualty	140,900	8,134,157
	NBT Bancorp	246,500	5,472,300
	Platinum Underwriters Holdings	231,600	10,012,068

12

		Number of shares	Value
Common Stock (continued)
Financial Services (continued)
	S&T Bancorp	81,800	$1,604,916
	Selective Insurance Group	367,800	6,068,700
	StanCorp Financial Group	58,400	2,429,440
	Sterling Bancshares	588,300	3,491,561
	Univest Corporation of Pennsylvania	32,300	601,103
	Validus Holdings	116,584	3,405,419
	Wesbanco	95,100	1,657,593
			84,420,606
Healthcare – 4.37%
†	Alliance HealthCare Services	185,100	694,125
*	Cooper	97,500	5,216,250
*	Owens & Minor	112,500	3,178,125
	Service Corporation International	616,900	4,972,214
	Universal Health Services Class B	121,300	4,987,856
			19,048,570
Real Estate – 3.47%
	Brandywine Realty Trust	271,137	2,998,775
	Education Realty Trust	218,100	1,600,854
*	Government Properties Income Trust	96,200	2,467,530
	Highwoods Properties	119,400	3,642,894
	Washington Real Estate Investment Trust	143,700	4,408,716
			15,118,769
Technology – 11.73%
	Black Box	66,000	2,364,780
†	Brocade Communications Systems	429,400	2,138,412
†	Checkpoint Systems	216,500	3,884,010
†	Cirrus Logic	275,900	4,212,993
†*	Compuware	428,400	4,412,520
†	Electronics for Imaging	163,200	2,136,288
†*	ON Semiconductor	381,600	3,111,948
†	Parametric Technology	324,300	6,946,506
†	Premiere Global Services	352,150	2,486,179
*@	QAD	225,400	1,061,634
†	Synopsys	301,300	7,740,397
†	Tech Data	86,600	3,816,462
†*	Vishay Intertechnology	433,900	6,187,414
†	Vishay Precision Group	35,700	597,975
			51,097,518

13

Statement of net assets
Delaware Small Cap Value Fund

	Number of shares	Value
Common Stock (continued)
Transportation – 2.98%
Alexander & Baldwin	180,900	$6,347,781
†* Kirby	108,400	4,842,228
† Saia	117,600	1,772,232
		12,962,241
Utilities – 2.53%
* Black Hills	80,600	2,446,210
† El Paso Electric	267,700	7,051,218
* Otter Tail	74,900	1,539,944
		11,037,372
Total Common Stock (cost $314,874,722)		418,833,964

	Principal amount
≠Discount Note – 3.74%
Federal Home Loan Bank 0.07% 12/1/10	$16,270,042	16,270,042
Total Discount Note (cost $16,270,042)		16,270,042

Total Value of Securities Before Securities
Lending Collateral – 99.92% (cost $331,144,764)		435,104,006

	Number of shares
Securities Lending Collateral** – 8.79%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	686,837	667,469
Delaware Investments Collateral Fund No. 1	37,620,402	37,620,402
@†Mellon GSL Reinvestment Trust II	372,297	0
Total Securities Lending Collateral (cost $38,679,536)		38,287,871

Total Value of Securities – 108.71%
(cost $369,824,300)		473,391,877	©
Obligation to Return Securities
Lending Collateral** – (8.88%)		(38,679,536)
Receivables and Other Assets
Net of Liabilities – 0.17%		742,497
Net Assets Applicable to 12,220,823
Shares Outstanding – 100.00%		$435,454,838

14

Net Asset Value – Delaware Small Cap Value Fund
Class A ($301,747,109 / 8,338,681 Shares)	$36.19
Net Asset Value – Delaware Small Cap Value Fund
Class B ($14,248,729 / 444,158 Shares)	$32.08
Net Asset Value – Delaware Small Cap Value Fund
Class C ($49,705,672 / 1,550,099 Shares)	$32.07
Net Asset Value – Delaware Small Cap Value Fund
Class R ($20,757,647 / 584,567 Shares)	$35.51
Net Asset Value – Delaware Small Cap Value Fund
Institutional Class ($48,995,681 / 1,303,318 Shares)	$37.59

Components of Net Assets at November 30, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$330,528,401
Accumulated net realized gain on investments	1,358,860
Net unrealized appreciation of investments	103,567,577
Total net assets	$435,454,838

≠	The rate shown is the effective yield at the time of purchase.
†	Non income producing security.
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
©	Includes $37,506,737 of securities loaned.
@	Illiquid security. At November 30, 2010, the aggregate amount of illiquid securities was $4,235,908, which represented 0.97% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

Net Asset Value and Offering Price Per Share –
Delaware Small Cap Value Fund
Net asset value Class A (A)	$36.19
Sales charges (5.75% of offering price) (B)	2.21
Offering price	$38.40

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

15

Statement of operations
Delaware Small Cap Value Fund	Year Ended November 30, 2010

Investment Income:
Dividends	$5,089,843
Interest	39,371
Security lending income	53,924
Foreign tax withheld	(2,536)	$5,180,602

Expenses:
Management fees	2,733,932
Distribution expenses – Class A	775,860
Distribution expenses – Class B	157,568
Distribution expenses – Class C	463,076
Distribution expenses – Class R	109,202
Dividend disbursing and transfer agent fees and expenses	1,192,915
Accounting and administration expenses	144,531
Registration fees	75,667
Reports and statements to shareholders	67,133
Legal fees	36,751
Audit and tax	28,850
Dues and services	24,942
Trustees’ fees	21,455
Insurance fees	14,402
Custodian fees	6,725
Consulting fees	4,942
Pricing fees	2,999
Trustees’ expenses	1,575	5,862,525
Less fees waived		(49,045)
Less waiver of distribution expenses – Class A		(129,454)
Less waiver of distribution expenses – Class R		(18,195)
Less expenses paid indirectly		(1,625)
Total expenses		5,664,206
Net Investment Loss		(483,604)

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		16,083,685
Net change in unrealized appreciation/depreciation
of investments		84,464,063
Net Realized and Unrealized Gain on Investments		100,547,748

Net Increase in Net Assets Resulting from Operations		$100,064,144

See accompanying notes, which are an integral part of the financial statements.

16

Statements of changes in net assets
Delaware Small Cap Value Fund

	Year Ended
	11/30/10	11/30/09
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(483,604)	$337,317
Net realized gain (loss) on investments and foreign currencies	16,083,685	(14,057,488)
Net change in unrealized
appreciation/depreciation of investments	84,464,063	89,703,069
Net increase in net assets resulting from operations	100,064,144	75,982,898

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(143,912)	(565,105)
Institutional Class	(42,552)	(83,885)
	(186,464)	(648,990)

Capital Share Transactions:
Proceeds from shares sold:
Class A	69,133,015	33,966,564
Class B	256,093	312,567
Class C	5,440,766	3,420,315
Class R	8,274,775	5,800,215
Institutional Class	34,976,228	5,657,163

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	135,343	531,579
Institutional Class	42,441	83,443
	118,258,661	49,771,846

18

	Year Ended
	11/30/10	11/30/09
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(71,846,195)	$(61,137,820)
Class B	(7,834,135)	(8,925,026)
Class C	(12,744,076)	(13,209,767)
Class R	(8,353,991)	(6,254,696)
Institutional Class	(9,199,557)	(6,566,062)
	(109,977,954)	(96,093,371)
Increase (decrease) in net assets derived
from capital share transactions	8,280,707	(46,321,525)
Net Increase in Net Assets	108,158,387	29,012,383

Net Assets:
Beginning of year	327,296,451	298,284,068
End of year (including undistributed net investment
income of $- and $147,155, respectively)	$435,454,838	$327,296,451

See accompanying notes, which are an integral part of the financial statements.

19

Financial highlights
Delaware Small Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Year Ended
11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
$27.530	$21.340	$36.000	$41.970	$39.110

(0.003)	0.059	0.072	(0.050)	(0.047)
8.680	6.191	(11.314)	(2.647)	5.960
8.677	6.250	(11.242)	(2.697)	5.913

(0.017)	(0.060)	—	—	—
—	—	(3.418)	(3.273)	(3.053)
(0.017)	(0.060)	(3.418)	(3.273)	(3.053)

$36.190	$27.530	$21.340	$36.000	$41.970

31.53%	29.01%	(34.55% )	(6.90% )	16.26%

$301,747	$233,317	$205,439	$389,129	$493,193
1.43%	1.43%	1.44%	1.37%	1.41%

1.49%	1.62%	1.52%	1.42%	1.44%
(0.01% )	0.27%	0.25%	(0.12% )	(0.12% )

(0.07% )	0.08%	0.17%	(0.17% )	(0.15% )
12%	19%	13%	23%	36%

21

Financial highlights
Delaware Small Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Year Ended
11/30/10		11/30/09		11/30/08	11/30/07	11/30/06
$24.570		$19.130		$32.860	$38.860	$36.690

(0.214)		(0.088)		(0.127)	(0.314)	(0.306)
7.724		5.528		(10.185)	(2.413)	5.529
7.510		5.440		(10.312)	(2.727)	5.223

—		—		(3.418)	(3.273)	(3.053)
—		—		(3.418)	(3.273)	(3.053)

$32.080		$24.570		$19.130	$32.860	$38.860

30.57%		28.44%		(35.08% )	(7.59% )	15.38%

$14,249		$17,532		$21,825	$54,684	$94,495
2.18%		2.18%		2.19%	2.12%	2.14%

2.19%		2.32%		2.22%	2.12%	2.14%
(0.76%	)	(0.48%	)	(0.50% )	(0.87% )	(0.85% )

(0.77%	)	(0.62%	)	(0.53% )	(0.87% )	(0.85% )
12%		19%		13%	23%	36%

23

Financial highlights
Delaware Small Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Year Ended
11/30/10		11/30/09		11/30/08	11/30/07	11/30/06
$24.560		$19.120		$32.850	$38.840	$36.670

(0.215)		(0.090)		(0.126)	(0.314)	(0.306)
7.725		5.530		(10.186)	(2.403)	5.529
7.510		5.440		(10.312)	(2.717)	5.223

—		—		(3.418)	(3.273)	(3.053)
—		—		(3.418)	(3.273)	(3.053)

$32.070		$24.560		$19.120	$32.850	$38.840

30.58%		28.45%		(35.05% )	(7.56% )	15.39%

$49,706		$44,564		$44,339	$97,428	$145,385
2.18%		2.18%		2.19%	2.12%	2.14%

2.19%		2.32%		2.22%	2.12%	2.14%
(0.76%	)	(0.48%	)	(0.50% )	(0.87% )	(0.85% )

(0.77%	)	(0.62%	)	(0.53% )	(0.87% )	(0.85% )
12%		19%		13%	23%	36%

25

Financial highlights
Delaware Small Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Year Ended
11/30/10		11/30/09		11/30/08	11/30/07	11/30/06
$27.070		$20.970		$35.530	$41.550	$38.840

(0.081)		0.003		(0.002)	(0.146)	(0.138)
8.521		6.097		(11.140)	(2.601)	5.901
8.440		6.100		(11.142)	(2.747)	5.763

—		—		(3.418)	(3.273)	(3.053)
—		—		(3.418)	(3.273)	(3.053)

$35.510		$27.070		$20.970	$35.530	$41.550

31.18%		29.09%		(34.74% )	(7.11% )	15.97%

$20,757		$15,971		$12,761	$21,126	$20,564
1.68%		1.68%		1.69%	1.62%	1.64%

1.79%		1.92%		1.82%	1.72%	1.74%
(0.26%	)	0.02%		—	(0.37% )	(0.35% )

(0.37%	)	(0.22%	)	(0.13% )	(0.47% )	(0.45% )
12%		19%		13%	23%	36%

27

Financial highlights
Delaware Small Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

28

Year Ended
11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
$28.580	$22.170	$37.190	$43.140	$40.020

0.081	0.116	0.148	0.049	0.058
9.005	6.427	(11.750)	(2.726)	6.115
9.086	6.543	(11.602)	(2.677)	6.173

(0.076)	(0.133)	—	—	—
—	—	(3.418)	(3.273)	(3.053)
(0.076)	(0.133)	(3.418)	(3.273)	(3.053)

$37.590	$28.580	$22.170	$37.190	$43.140

31.85%	29.28%	(34.38% )	(6.65% )	16.56%

$48,996	$15,912	$13,920	$26,308	$37,033
1.18%	1.18%	1.19%	1.12%	1.14%

1.19%	1.32%	1.22%	1.12%	1.14%
0.24%	0.52%	0.50%	0.13%	0.15%

0.23%	0.38%	0.47%	0.13%	0.15%
12%	19%	13%	23%	36%

29

Notes to financial statements
Delaware Small Cap Value Fund	November 30, 2010

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small-Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment company securities are valued at their published net asset value. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

30

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2007 – November 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended November 30, 2010.

31

Notes to financial statements
Delaware Small Cap Value Fund

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended November 30, 2010.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this agreement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly”. For year ended November 30, 2010, the Fund earned $1,625 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess $2.5 billion.

Effective March 30, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 1.20% of average daily net assets of the Fund through March 30, 2011. Prior to March 30, 2010, this expense limitation was voluntary. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended November 30, 2010, the Fund was charged $18,198 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

32

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 30, 2011 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At November 30, 2010, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$263,631
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	35,987
Distribution fees payable to DDLP	121,428
Other expenses payable to DMC and affiliates*	27,762

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended November 30, 2010, the Fund was charged $8,323 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended November 30, 2010, DDLP earned $20,821 for commissions on sales of the Fund’s Class A shares. For the year ended November 30, 2010, DDLP received gross CDSC commissions of $-, $14,307 and $4,085 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended November 30, 2010, the Fund made purchases of $43,881,448 and sales of $50,276,826 of investment securities other than short-term investments.

At November 30, 2010, the cost of investments for federal income purposes was $369,989,506. At November 30, 2010, net unrealized appreciation was $103,402,371, of which $137,275,953 related to unrealized appreciation of investments and $33,873,582 related to unrealized depreciation of investments.

33

Notes to financial statements
Delaware Small Cap Value Fund

3. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$418,833,964	$—	$—	$418,833,964
Discount Note	—	16,270,042	—	16,270,042
Securities Lending Collateral	—	38,287,871	—	38,287,871
Total	$418,833,964	$54,557,913	$—	$473,391,877

34

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

				Securities
	Total	Common	Corporate	Lending
	Fund	Stock	Debt	Collateral
Balance as of 11/30/09	$4,669,302	$1,599,064	$3,053,572	$16,666
Purchase	1,892,000	1,892,000	—	—
Sales	(4,794,627)	(2,882,784)	(1,892,000)	(19,843)
Net change in unrealized
appreciation/depreciation	(1,766,675)	(608,280)	(1,161,572)	3,177
Balance as of 11/30/10	$—	$—	$—	$—

Net change in unrealized
appreciation/depreciation
from investments still held as of
11/30/10	$(15,823)	$—	$—	$(15,823)

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s fiscal year ending November 30, 2011 and interim periods therein. During the fiscal year ended November 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended November 30, 2010 and 2009 was as follows:

	Year Ended
	11/30/10	11/30/09
Ordinary income	$184,464	$648,990

35

Notes to financial statements
Delaware Small Cap Value Fund

5. Components of Net Assets on a Tax Basis

As of November 30, 2010, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$330,528,401
Undistributed long-term capital gains	1,524,066
Unrealized appreciation of investments	103,402,371
Net assets	$435,454,838

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and over distribution. Results of operations and net assets were not affected by these reclassifications. For the year ended November 30, 2010, the Fund recorded the following reclassifications.

Paid-in capital	$(522,913)
Accumulated net investment loss	522,913

For federal income tax purposes, $14,444,337 of capital loss carryforwards from prior years was utilized in the year ended 2010.

36

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	11/30/10	11/30/09
Shares sold:
Class A	2,114,409	1,527,883
Class B	8,932	15,520
Class C	187,602	166,728
Class R	256,654	261,081
Institutional Class	1,028,999	224,300

Shares issued upon reinvestment of dividends and distributions:
Class A	4,585	25,029
Institutional Class	1,388	3,795
	3,602,569	2,224,336

Shares repurchased:
Class A	(2,255,756)	(2,704,685)
Class B	(278,191)	(442,843)
Class C	(451,745)	(671,019)
Class R	(262,198)	(279,423)
Institutional Class	(283,813)	(299,069)
	(3,531,703)	(4,397,039)
Net increase (decrease)	70,866	(2,172,703)

For the years ended November 30, 2010 and 2009, 158,555 Class B shares were converted to 141,196 Class A shares valued at $4,460,506 and 184,080 Class B shares were converted to 164,901 Class A shares valued at $3,863,811, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in the net assets.

37

Notes to financial statements
Delaware Small Cap Value Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Fund along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The new line of credit under the agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of November 30, 2010, or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those

38

circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At November 30, 2010, the value of securities on loan was $37,506,737, for which cash collateral was received and invested in accordance with the Lending Agreement. At November 30, 2010, the value of invested collateral was $38,287,871. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended November 30, 2010. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended and other securities which may not be readily marketable.

39

Notes to financial statements
Delaware Small Cap Value Fund

9. Credit and Market Risk (continued)

The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined no material events or transactions occurred subsequent to November 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

12. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of the information.

For the fiscal year ended November 30, 2010, the Fund designates distributions paid during the year as follows:

(A)	Long-Term Capital Gains Distributions (Tax Basis)	—%
(B)	Ordinary Income Distributions* (Tax Basis)	100.00%
	Total Distributions (Tax Basis)	100.00%
(C) Qualifying Dividends1		—%

(A) and (B) are based on a percentage of the Fund’s total distributions.
(C) is based on a percentage of the Fund’s ordinary income distributions.
1 Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

40

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group Equity Funds V
and the Shareholders of Delaware Small Cap Value Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Small Cap Value Fund (one of the series constituting Delaware Group Equity Funds V, hereafter referred to as the “Fund”) at November 30, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 2010 by correspondence with the custodian and broker, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended November 30, 2009 and the financial highlights for each of the four years in the period ended November 30, 2009 were audited by other independent accountants whose report dated January 21, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 19, 2011

41

Other Fund information
(Unaudited)
Delaware Small Cap Value Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware Group Equity V (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (“PwC”) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

42

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

44

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	78	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.2		Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007 – 2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

45

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

46

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	78	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)

Investment Manager		Chairman of Investment
Morgan Stanley & Co.		Committee
(January 1984–March 2004)		Pennsylvania Academy of
Fine Arts

Investment Committee and
Governance Committee
Member
Pennsylvania Horticultural
Society

President	78	Director
Drexel University		Community Health Systems
(August 2010–Present)
Director — Ecore
President		International
Franklin & Marshall College		(2009 – 2010)
(July 2002–July 2010)
Director — Allied
Executive Vice President		Barton Securities Holdings
University of Pennsylvania		(2005 – 2008)
(April 1995–June 2002)

Founder and	78	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	78	None
Assurant, Inc. (Insurance)
(2002–2004)

47

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 19973
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

48

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	78	Director and Audit
ARL Associates		Committee Chair –
(Financial Planning)		Systemax Inc.
(1983–Present)		(2001 – 2009)

Director and Audit
Committee Chairperson –
Andy Warhol Foundation
(1999 – 2007)

President and	78	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)
Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
Compensation Committee
Spanlink Communications

Lead Director and Member of
Compensation and
Governance Committees
Valmont Industries, Inc.
(1987 – 2010)

49

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
2005 Market Street
Philadelphia, PA 19103
February 1936

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

50

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Director
Banner Health
(1996 – 2007)

Vice President and Treasurer	78	Director
(January 2006–Present)		Okabena Company
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	78	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder		Director
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)		(2003 – 2008)
(September 1996–Present)

51

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

52

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	78	None4
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	78	None4
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	78	None4
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	78	None4
various executive capacities
at different times at
Delaware Investments.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

53

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Value Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

54

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     John A. Fry
     Thomas F. Madison
     Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $60,600 for the fiscal year ended November 30, 2010.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $59,014 for the fiscal year ended November 30, 2009.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended November 30, 2010.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $84,000 for the registrant’s fiscal year ended November 30, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: audit procedures performed on Delaware Investments for its consolidation into Macquarie’s financial statements as of March 31, 2010.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended November 30, 2009.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended November 30, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent’s system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $11,150 for the fiscal year ended November 30, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $10,000 for the registrant’s fiscal year ended November 30, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: state and local tax services.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $19,550 for the fiscal year ended November 30, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended November, 2009.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended November 30, 2010.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended November 30, 2010.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended November 30, 2009.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended November 30, 2009.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $0 and $219,264 for the registrant’s fiscal years ended November 30, 2010 and November 30, 2009, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders Not applicable. Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds V

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	January 28, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	January 28, 2011

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	January 28, 2011